MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (11.0%)
Activision Blizzard, Inc.	2,355	182,253
Alphabet, Inc. Cl A*	912	2,438,250
Alphabet, Inc. Cl C*	853	2,273,509
AT&T, Inc.	21,622	584,010
Charter Communications, Inc. Cl A*	384	279,383
Comcast Corp. Cl A	13,871	775,805
Discovery, Inc. Cl A*	512	12,995
Discovery, Inc. Cl C*	920	22,328
DISH Network Corp. Cl A*	754	32,769
Electronic Arts, Inc.	862	122,619
Facebook, Inc. Cl A*	7,219	2,450,056
Fox Corp. Cl A	979	39,268
Fox Corp. Cl B	449	16,667
Interpublic Group of Cos., Inc.	1,192	43,711
Live Nation Entertainment, Inc.*	399	36,361
Lumen Technologies, Inc.	3,012	37,319
Match Group, Inc.*	838	131,558
Netflix, Inc.*	1,340	817,856
News Corp. Cl A	1,185	27,883
News Corp. Cl B	369	8,572
Omnicom Group, Inc.	649	47,026
Take-Two Interactive Software, Inc.*	353	54,387
T-Mobile US, Inc.*	1,776	226,902
Twitter, Inc.*	2,417	145,963
Verizon Communications, Inc.	12,538	677,177
ViacomCBS, Inc. Cl B	1,835	72,501
Walt Disney Co.*	5,503	930,942

		12,488,070

CONSUMER DISCRETIONARY (12.1%)
Advance Auto Parts, Inc.	198	41,360
Amazon.com, Inc.*	1,319	4,332,968
Aptiv PLC*	819	122,006
AutoZone, Inc.*	65	110,369
Bath & Body Works, Inc.	802	50,550
Best Buy Co., Inc.	683	72,200
Booking Hldgs., Inc.*	124	294,360
BorgWarner, Inc.	726	31,370
Caesars Entertainment, Inc.*	646	72,533
CarMax, Inc.*	493	63,084
Carnival Corp.*	2,418	60,474
Chipotle Mexican Grill, Inc. Cl A*	85	154,489
Darden Restaurants, Inc.	395	59,831
Dollar General Corp.	715	151,680
Dollar Tree, Inc.*	702	67,195
Domino’s Pizza, Inc.	112	53,420
DR Horton, Inc.	987	82,878
eBay, Inc.	1,969	137,180
Etsy, Inc.*	383	79,649
Expedia Group, Inc.*	440	72,116
Ford Motor Co.*	11,883	168,263
Gap, Inc.	652	14,800
Garmin Ltd.	460	71,512
General Motors Co.*	4,396	231,713
Genuine Parts Co.	434	52,614
Hanesbrands, Inc.	1,057	18,138
Hasbro, Inc.	392	34,974
Hilton Worldwide Hldgs., Inc.*	844	111,501
Home Depot, Inc.	3,220	1,056,997
Las Vegas Sands Corp.*	1,041	38,101
Leggett & Platt, Inc.	404	18,115
Lennar Corp. Cl A	832	77,942
LKQ Corp.*	819	41,212
Lowe’s Cos., Inc.	2,141	434,323
Marriott International, Inc. Cl A*	828	122,619
McDonald’s Corp.	2,262	545,391
MGM Resorts International	1,211	52,255
Mohawk Industries, Inc.*	169	29,981
Newell Brands, Inc.	1,147	25,395
NIKE, Inc. Cl B	3,870	562,040
Norwegian Cruise Line Hldgs. Ltd.*	1,121	29,942
NVR, Inc.*	10	47,941
O’Reilly Automotive, Inc.*	208	127,101
Penn National Gaming, Inc.*	475	34,419

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Pool Corp.	121	52,564
PulteGroup, Inc.	786	36,093
PVH Corp.*	216	22,203
Ralph Lauren Corp. Cl A	147	16,323
Ross Stores, Inc.	1,081	117,667
Royal Caribbean Cruises Ltd.*	679	60,397
Starbucks Corp.	3,571	393,917
Tapestry, Inc.	844	31,245
Target Corp.	1,498	342,697
Tesla, Inc.*	2,457	1,905,354
TJX Cos., Inc.	3,654	241,091
Tractor Supply Co.	346	70,103
Ulta Beauty, Inc.*	165	59,552
Under Armour, Inc. Cl A*	571	11,523
Under Armour, Inc. Cl C*	631	11,055
VF Corp.	987	66,119
Whirlpool Corp.	190	38,733
Wynn Resorts Ltd.*	319	27,035
Yum! Brands, Inc.	895	109,467

		13,670,139

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	5,585	254,229
Archer-Daniels-Midland Co.	1,694	101,657
Brown-Forman Corp. Cl B	553	37,057
Campbell Soup Co.	615	25,713
Church & Dwight Co., Inc.	744	61,432
Clorox Co.	372	61,607
Coca-Cola Co.	11,765	617,310
Colgate-Palmolive Co.	2,554	193,031
Conagra Brands, Inc.	1,455	49,281
Constellation Brands, Inc. Cl A	510	107,452
Costco Wholesale Corp.	1,339	601,680
Estee Lauder Cos., Inc. Cl A	702	210,551
General Mills, Inc.	1,836	109,829
Hershey Co.	440	74,470
Hormel Foods Corp.	854	35,014
J M Smucker Co.	328	39,370
Kellogg Co.	774	49,474
Kimberly-Clark Corp.	1,020	135,089
Kraft Heinz Co.	2,038	75,039
Kroger Co.	2,059	83,245
Lamb Weston Hldgs., Inc.	439	26,941
McCormick & Co., Inc.	755	61,178
Molson Coors Beverage Co. Cl B	571	26,483
Mondelez International, Inc. Cl A	4,233	246,276
Monster Beverage Corp.*	1,137	101,000
PepsiCo, Inc.	4,186	629,616
Philip Morris International, Inc.	4,720	447,409
Procter & Gamble Co.	7,351	1,027,670
Sysco Corp.	1,549	121,596
Tyson Foods, Inc. Cl A	893	70,493
Walgreens Boots Alliance, Inc.	2,174	102,287
Walmart, Inc.	4,328	603,237

		6,386,716

ENERGY (2.7%)
APA Corp.	1,145	24,537
Baker Hughes Co. Cl A	2,509	62,048
Cabot Oil & Gas Corp.	1,210	26,330
Chevron Corp.	5,857	594,193
ConocoPhillips	4,055	274,807
Devon Energy Corp.	1,907	67,718
Diamondback Energy, Inc.	515	48,755
EOG Resources, Inc.	1,768	141,917
Exxon Mobil Corp.	12,821	754,131
Halliburton Co.	2,697	58,309
Hess Corp.	835	65,222
Kinder Morgan, Inc.	5,903	98,757
Marathon Oil Corp.	2,388	32,644
Marathon Petroleum Corp.	1,933	119,479
Occidental Petroleum Corp.	2,686	79,452
ONEOK, Inc.	1,350	78,286
Phillips 66	1,326	92,860
Pioneer Natural Resources Co.	687	114,392
Schlumberger NV	4,235	125,525
Valero Energy Corp.	1,238	87,366
Williams Cos., Inc.	3,679	95,433

		3,042,161

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FINANCIALS (12.3%)
Aflac, Inc.	1,869	97,431
Allstate Corp.	895	113,942
American Express Co.	1,949	326,516
American International Group, Inc.	2,590	142,165
Ameriprise Financial, Inc.	344	90,857
Aon PLC Cl A	684	195,467
Arthur J. Gallagher & Co.	626	93,055
Assurant, Inc.	178	28,080
Bank of America Corp.	22,425	951,941
Bank of New York Mellon Corp.	2,405	124,675
Berkshire Hathaway, Inc. Cl B*	5,614	1,532,285
BlackRock, Inc. Cl A	433	363,140
Brown & Brown, Inc.	708	39,259
Capital One Financial Corp.	1,351	218,821
Cboe Global Markets, Inc.	323	40,007
Charles Schwab Corp.	4,546	331,131
Chubb Ltd.	1,329	230,555
Cincinnati Financial Corp.	454	51,856
Citigroup, Inc.	6,138	430,765
Citizens Financial Group, Inc.	1,290	60,604
CME Group, Inc. Cl A	1,088	210,397
Comerica, Inc.	406	32,683
Discover Financial Svcs.	907	111,425
Everest Re Group Ltd.	121	30,344
Fifth Third Bancorp	2,092	88,784
First Republic Bank	534	102,998
Franklin Resources, Inc.	853	25,351
Globe Life, Inc.	283	25,195
Goldman Sachs Group, Inc.	1,021	385,969
Hartford Financial Svcs. Group, Inc.	1,051	73,833
Huntington Bancshares, Inc.	4,472	69,137
Intercontinental Exchange, Inc.	1,705	195,768
Invesco Ltd.	1,034	24,930
iShares Core S&P 500 ETF	2,928	1,261,441
JPMorgan Chase & Co.	9,049	1,481,231
KeyCorp.	2,896	62,612
Lincoln National Corp.	535	36,781
Loews Corp.	615	33,167
M&T Bank Corp.	390	58,243
MarketAxess Hldgs., Inc.	115	48,379
Marsh & McLennan Cos., Inc.	1,534	232,294
MetLife, Inc.	2,206	136,176
Moody’s Corp.	491	174,359
Morgan Stanley	4,420	430,110
MSCI, Inc. Cl A	250	152,085
Nasdaq, Inc.	354	68,329
Northern Trust Corp.	631	68,028
People’s United Financial, Inc.	1,296	22,641
PNC Financial Svcs. Group, Inc.	1,287	251,789
Principal Financial Group, Inc.	756	48,686
Progressive Corp.	1,772	160,171
Prudential Financial, Inc.	1,171	123,189
Raymond James Financial, Inc.	561	51,769
Regions Financial Corp.	2,891	61,607
S&P Global, Inc.	730	310,170
State Street Corp.	1,107	93,785
SVB Financial Group*	177	114,498
Synchrony Financial	1,725	84,318
T. Rowe Price Group, Inc.	687	135,133
Travelers Cos., Inc.	756	114,920
Truist Financial Corp.	4,042	237,063
U.S. Bancorp	4,086	242,872
Wells Fargo & Co.	12,436	577,155
Willis Towers Watson PLC	391	90,892
WR Berkley Corp.	425	31,102
Zions Bancorp N.A.	491	30,388

		13,864,749

HEALTH CARE (13.0%)
Abbott Laboratories	5,369	634,240
AbbVie, Inc.	5,352	577,320
ABIOMED, Inc.*	137	44,596
Agilent Technologies, Inc.	919	144,770
Align Technology, Inc.*	223	148,391
AmerisourceBergen Corp. Cl A	453	54,111
Amgen, Inc.	1,720	365,758
Anthem, Inc.	738	275,126

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Baxter International, Inc.	1,514	121,771
Becton Dickinson & Co.	870	213,863
Biogen, Inc.*	451	127,628
Bio-Rad Laboratories, Inc. Cl A*	65	48,487
Bio-Techne Corp.	117	56,695
Boston Scientific Corp.*	4,312	187,098
Bristol-Myers Squibb Co.	6,729	398,155
Cardinal Health, Inc.	879	43,475
Catalent, Inc.*	516	68,664
Centene Corp.*	1,766	110,039
Cerner Corp.	895	63,115
Charles River Laboratories International, Inc.*	153	63,139
Cigna Corp.	1,030	206,165
Cooper Cos., Inc.	149	61,583
CVS Health Corp.	3,996	339,101
Danaher Corp.	1,924	585,743
DaVita, Inc.*	203	23,601
DENTSPLY SIRONA, Inc.	662	38,429
Dexcom, Inc.*	293	160,230
Edwards Lifesciences Corp.*	1,888	213,740
Eli Lilly & Co.	2,404	555,444
Gilead Sciences, Inc.	3,797	265,220
HCA Healthcare, Inc.	747	181,312
Henry Schein, Inc.*	423	32,216
Hologic, Inc.*	768	56,686
Humana, Inc.	389	151,379
IDEXX Laboratories, Inc.*	257	159,828
Illumina, Inc.*	444	180,091
Incyte Corp.*	568	39,067
Intuitive Surgical, Inc.*	360	357,894
IQVIA Hldgs., Inc.*	580	138,933
Johnson & Johnson	7,972	1,287,478
Laboratory Corp. of America Hldgs.*	292	82,180
McKesson Corp.	468	93,310
Medtronic PLC	4,070	510,174
Merck & Co., Inc.	7,666	575,793
Mettler-Toledo International, Inc.*	70	96,415
Moderna, Inc.*	1,063	409,106
Organon & Co.	768	25,183
PerkinElmer, Inc.	340	58,919
Pfizer, Inc.	16,979	730,267
Quest Diagnostics, Inc.	370	53,765
Regeneron Pharmaceuticals, Inc.*	318	192,447
ResMed, Inc.	441	116,226
STERIS PLC	302	61,693
Stryker Corp.	1,016	267,940
Teleflex, Inc.	141	53,094
Thermo Fisher Scientific, Inc.	1,191	680,454
UnitedHealth Group, Inc.	2,855	1,115,563
Universal Health Svcs., Inc. Cl B	229	31,687
Vertex Pharmaceuticals, Inc.*	786	142,573
Viatris, Inc.	3,662	49,620
Waters Corp.*	185	66,100
West Pharmaceutical Svcs., Inc.	224	95,097
Zimmer Biomet Hldgs., Inc.	632	92,500
Zoetis, Inc. Cl A	1,435	278,591

		14,659,278

INDUSTRIALS (7.9%)
3M Co.	1,752	307,336
Alaska Air Group, Inc.*	379	22,209
Allegion PLC	271	35,821
American Airlines Group, Inc.*	1,961	40,240
AMETEK, Inc.	700	86,807
AO Smith Corp.	403	24,611
Boeing Co.*	1,669	367,080
Carrier Global Corp.	2,628	136,025
Caterpillar, Inc.	1,658	318,286
CH Robinson Worldwide, Inc.	399	34,713
Cintas Corp.	265	100,875
Copart, Inc.*	645	89,474
CSX Corp.	6,827	203,035
Cummins, Inc.	435	97,684
Deere & Co.	860	288,160
Delta Air Lines, Inc.*	1,938	82,578
Dover Corp.	436	67,798
Eaton Corp. PLC	1,207	180,217
Emerson Electric Co.	1,810	170,502

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Equifax, Inc.	369	93,512
Expeditors International of Washington, Inc.	514	61,233
Fastenal Co.	1,741	89,853
FedEx Corp.	745	163,371
Fortive Corp.	1,085	76,568
Fortune Brands Home & Security, Inc.	418	37,378
Generac Hldgs., Inc.*	191	78,056
General Dynamics Corp.	703	137,809
General Electric Co.	3,324	342,472
Honeywell International, Inc.	2,091	443,878
Howmet Aerospace, Inc.	1,169	36,473
Huntington Ingalls Industries, Inc.	121	23,360
IDEX Corp.	230	47,599
IHS Markit Ltd.	1,207	140,760
Illinois Tool Works, Inc.	868	179,355
Ingersoll Rand, Inc.*	1,227	61,853
Jacobs Engineering Group, Inc.	395	52,349
JB Hunt Transport Svcs., Inc.	255	42,641
Johnson Controls International PLC	2,157	146,849
Kansas City Southern	275	74,426
L-3 Harris Technologies, Inc.	609	134,126
Leidos Hldgs., Inc.	429	41,240
Lockheed Martin Corp.	746	257,445
Masco Corp.	748	41,551
Nielsen Hldgs. PLC	1,087	20,860
Norfolk Southern Corp.	748	178,959
Northrop Grumman Corp.	456	164,228
Old Dominion Freight Line, Inc.	284	81,218
Otis Worldwide Corp.	1,292	106,306
PACCAR, Inc.	1,051	82,945
Parker-Hannifin Corp.	391	109,331
Pentair PLC	502	36,460
Quanta Svcs., Inc.	421	47,918
Raytheon Technologies Corp.	4,566	392,493
Republic Svcs., Inc. Cl A	636	76,358
Robert Half International, Inc.	339	34,012
Rockwell Automation, Inc.	351	103,208
Rollins, Inc.	685	24,201
Roper Technologies, Inc.	319	142,315
Snap-on, Inc.	163	34,059
Southwest Airlines Co.*	1,792	92,163
Stanley Black & Decker, Inc.	494	86,603
Textron, Inc.	679	47,401
Trane Technologies PLC	720	124,308
TransDigm Group, Inc.*	158	98,682
Union Pacific Corp.	1,975	387,120
United Airlines Hldgs., Inc.*	980	46,619
United Parcel Svc., Inc. Cl B	2,206	401,713
United Rentals, Inc.*	219	76,854
Verisk Analytics, Inc. Cl A	489	97,932
Waste Management, Inc.	1,173	175,199
Westinghouse Air Brake Technologies Corp.	572	49,312
WW Grainger, Inc.	132	51,884
Xylem, Inc.	546	67,529

		8,895,798

INFORMATION TECHNOLOGY (27.0%)
Accenture PLC Cl A	1,920	614,246
Adobe, Inc.*	1,443	830,764
Advanced Micro Devices, Inc.*	3,673	377,952
Akamai Technologies, Inc.*	493	51,563
Amphenol Corp. Cl A	1,812	132,693
Analog Devices, Inc.	1,629	272,825
ANSYS, Inc.*	264	89,879
Apple, Inc.	47,556	6,729,174
Applied Materials, Inc.	2,768	356,325
Arista Networks, Inc.*	170	58,419
Autodesk, Inc.*	666	189,923
Automatic Data Processing, Inc.	1,281	256,098
Broadcom, Inc.	1,242	602,283
Broadridge Financial Solutions, Inc.	352	58,657
Cadence Design Systems, Inc.*	838	126,907
CDW Corp.	416	75,720
Ceridian HCM Hldg., Inc.*	408	45,949
Cisco Systems, Inc.	12,762	694,636
Citrix Systems, Inc.	376	40,371
Cognizant Technology Solutions Corp. Cl A	1,592	118,142
Corning, Inc.	2,328	84,949

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

DXC Technology Co.*	763	25,644
Enphase Energy, Inc.*	408	61,188
F5 Networks, Inc.*	183	36,377
Fidelity National Information Svcs., Inc.	1,871	227,663
Fiserv, Inc.*	1,805	195,842
FleetCor Technologies, Inc.*	250	65,317
Fortinet, Inc.*	411	120,028
Gartner, Inc.*	253	76,882
Global Payments, Inc.	890	140,246
Hewlett Packard Enterprise Co.	3,955	56,359
HP, Inc.	3,638	99,536
Intel Corp.	12,286	654,598
International Business Machines Corp.	2,714	377,056
Intuit, Inc.	828	446,714
IPG Photonics Corp.*	108	17,107
Jack Henry & Associates, Inc.	224	36,749
Juniper Networks, Inc.	985	27,107
Keysight Technologies, Inc.*	558	91,674
KLA Corp.	463	154,878
Lam Research Corp.	432	245,873
Mastercard, Inc. Cl A	2,638	917,180
Microchip Technology, Inc.	830	127,397
Micron Technology, Inc.	3,409	241,971
Microsoft Corp.	22,758	6,415,935
Monolithic Power Systems, Inc.	130	63,008
Motorola Solutions, Inc.	513	119,180
NetApp, Inc.	678	60,857
NortonLifeLock, Inc.	1,760	44,528
NVIDIA Corp.	7,547	1,563,437
NXP Semiconductors NV	803	157,284
Oracle Corp.	4,989	434,692
Paychex, Inc.	970	109,076
Paycom Software, Inc.*	145	71,884
PayPal Hldgs., Inc.*	3,558	925,827
PTC, Inc.*	320	38,333
Qorvo, Inc.*	337	56,343
QUALCOMM, Inc.	3,416	440,596
Salesforce.com, Inc.*	2,942	797,929
Seagate Technology Hldgs. PLC	634	52,318
ServiceNow, Inc.*	600	373,362
Skyworks Solutions, Inc.	500	82,390
Synopsys, Inc.*	462	138,327
TE Connectivity Ltd.	993	136,259
Teledyne Technologies, Inc.*	141	60,571
Teradyne, Inc.	500	54,585
Texas Instruments, Inc.	2,796	537,419
Trimble, Inc.*	762	62,674
Tyler Technologies, Inc.*	123	56,414
VeriSign, Inc.*	295	60,478
Visa, Inc. Cl A	5,111	1,138,475
Western Digital Corp.*	928	52,376
Western Union Co.	1,231	24,891
Xilinx, Inc.	749	113,092
Zebra Technologies Corp. Cl A*	161	82,983

		30,576,384

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	670	171,594
Albemarle Corp.	354	77,515
Amcor PLC	4,669	54,114
Avery Dennison Corp.	250	51,803
Ball Corp.	989	88,980
Celanese Corp. Cl A	336	50,615
CF Industries Hldgs., Inc.	651	36,339
Corteva, Inc.	2,223	93,544
Dow, Inc.	2,258	129,971
DuPont de Nemours, Inc.	1,584	107,696
Eastman Chemical Co.	411	41,404
Ecolab, Inc.	754	157,299
FMC Corp.	390	35,708
Freeport-McMoRan, Inc.	4,446	144,628
International Flavors & Fragrances, Inc.	754	100,825
International Paper Co.	1,178	65,874
Linde PLC	1,564	458,846
LyondellBasell Industries NV Cl A	800	75,080
Martin Marietta Materials, Inc.	188	64,236
Mosaic Co.	1,047	37,399
Newmont Corp.	2,420	131,406

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Nucor Corp.				889	87,558
Packaging Corp. of America				288	39,583
PPG Industries, Inc.				719	102,824
Sealed Air Corp.				454	24,875
Sherwin-Williams Co.				734	205,322
Vulcan Materials Co.				402	68,002
Westrock Co.				809	40,312

					2,743,352

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.				420	80,249
American Tower Corp.				1,378	365,735
AvalonBay Communities, Inc.				423	93,754
Boston Properties, Inc.				430	46,591
CBRE Group, Inc. Cl A*				1,017	99,015
Crown Castle International Corp.				1,309	226,876
Digital Realty Trust, Inc.				856	123,649
Duke Realty Corp.				1,146	54,859
Equinix, Inc.				272	214,915
Equity Residential				1,032	83,509
Essex Property Trust, Inc.				196	62,669
Extra Space Storage, Inc.				405	68,036
Federal Realty Investment Trust				211	24,896
Healthpeak Properties, Inc.				1,632	54,639
Host Hotels & Resorts, Inc.*				2,162	35,305
Iron Mountain, Inc.				877	38,106
Kimco Realty Corp.				1,858	38,554
Mid-America Apartment Communities, Inc.				351	65,549
Prologis, Inc.				2,239	280,838
Public Storage				462	137,260
Realty Income Corp.				1,179	76,470
Regency Centers Corp.				463	31,174
SBA Communications Corp. Cl A				332	109,749
Simon Property Group, Inc.				995	129,320
UDR, Inc.				845	44,768
Ventas, Inc.				1,192	65,810
Vornado Realty Trust				481	20,207
Welltower, Inc.				1,280	105,472
Weyerhaeuser Co.				2,271	80,780

					2,858,754

UTILITIES (2.4%)
AES Corp.				2,018	46,071
Alliant Energy Corp.				758	42,433
Ameren Corp.				779	63,099
American Electric Power Co., Inc.				1,515	122,988
American Water Works Co., Inc.				550	92,972
Atmos Energy Corp.				396	34,927
CenterPoint Energy, Inc.				1,795	44,157
CMS Energy Corp.				877	52,383
Consolidated Edison, Inc.				1,070	77,671
Dominion Energy, Inc.				2,448	178,753
DTE Energy Co.				587	65,574
Duke Energy Corp.				2,330	227,385
Edison International				1,150	63,790
Entergy Corp.				609	60,480
Evergy, Inc.				694	43,167
Eversource Energy				1,041	85,112
Exelon Corp.				2,961	143,135
FirstEnergy Corp.				1,648	58,702
NextEra Energy, Inc.				5,941	466,487
NiSource, Inc.				1,188	28,785
NRG Energy, Inc.				741	30,255
Pinnacle West Capital Corp.				342	24,747
PPL Corp.				2,331	64,988
Public Svc. Enterprise Group, Inc.				1,531	93,238
Sempra Energy				967	122,325
Southern Co.				3,206	198,676
WEC Energy Group, Inc.				955	84,231
Xcel Energy, Inc.				1,631	101,938

					2,718,469

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $88,401,034) 98.9%					111,903,870

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	A-1+	0.04	10/07/21	100,000	99,999

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,999) 0.1%					99,999

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

			Shares	Value
WARRANTS
Energy (0.0%) (2)

Occidental Petroleum Corp. - expiring 08/03/2027*			369	4,373

TOTAL WARRANTS (Cost: $1,826) 0.0% (2)				4,373

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
Citibank, New York Time Deposit	0.01	10/01/21	1,102,788	1,102,788

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,102,788) 1.0%				1,102,788

TOTAL INVESTMENTS (Cost: $89,605,647) 100.0%				113,111,030

OTHER NET ASSETS -0.0% (2)				(1,485)

NET ASSETS 100.0%				$113,109,545

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.7%)
Activision Blizzard, Inc.	207	16,020
Alphabet, Inc. Cl A*	80	213,881
Alphabet, Inc. Cl C*	75	199,898
AT&T, Inc.	1,900	51,319
Charter Communications, Inc. Cl A*	34	24,737
Comcast Corp. Cl A	1,219	68,179
Discovery, Inc. Cl A*	45	1,142
Discovery, Inc. Cl C*	80	1,942
DISH Network Corp. Cl A*	66	2,868
Electronic Arts, Inc.	76	10,811
Facebook, Inc. Cl A*	635	215,513
Fox Corp. Cl A	87	3,489
Fox Corp. Cl B	40	1,485
Interpublic Group of Cos., Inc.	104	3,814
Live Nation Entertainment, Inc.*	36	3,281
Lumen Technologies, Inc.	265	3,283
Match Group, Inc.*	73	11,460
Netflix, Inc.*	118	72,020
News Corp. Cl A	104	2,447
News Corp. Cl B	32	743
Omnicom Group, Inc.	57	4,130
Take-Two Interactive Software, Inc.*	31	4,776
T-Mobile US, Inc.*	156	19,930
Twitter, Inc.*	212	12,803
Verizon Communications, Inc.	1,102	59,519
ViacomCBS, Inc. Cl B	161	6,361
Walt Disney Co.*	484	81,878

		1,097,729

CONSUMER DISCRETIONARY (7.3%)
Advance Auto Parts, Inc.	18	3,760
Amazon.com, Inc.*	115	377,780
Aptiv PLC*	72	10,726
AutoZone, Inc.*	6	10,188
Bath & Body Works, Inc.	70	4,412
Best Buy Co., Inc.	59	6,237
Booking Hldgs., Inc.*	11	26,113
BorgWarner, Inc.	64	2,765
Caesars Entertainment, Inc.*	56	6,288
CarMax, Inc.*	43	5,502
Carnival Corp.*	212	5,302
Chipotle Mexican Grill, Inc. Cl A*	8	14,540
Darden Restaurants, Inc.	35	5,301
Dollar General Corp.	63	13,365
Dollar Tree, Inc.*	62	5,934
Domino’s Pizza, Inc.	10	4,770
DR Horton, Inc.	87	7,305
eBay, Inc.	173	12,053
Etsy, Inc.*	34	7,071
Expedia Group, Inc.*	38	6,228
Ford Motor Co.*	1,045	14,797
Gap, Inc.	57	1,294
Garmin Ltd.	40	6,218
General Motors Co.*	386	20,346
Genuine Parts Co.	38	4,607
Hanesbrands, Inc.	93	1,596
Hasbro, Inc.	34	3,033
Hilton Worldwide Hldgs., Inc.*	74	9,776
Home Depot, Inc.	283	92,897

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Las Vegas Sands Corp.*	91	3,330
Leggett & Platt, Inc.	35	1,569
Lennar Corp. Cl A	73	6,839
LKQ Corp.*	72	3,623
Lowe’s Cos., Inc.	188	38,138
Marriott International, Inc. Cl A*	72	10,662
McDonald’s Corp.	198	47,740
MGM Resorts International	107	4,617
Mohawk Industries, Inc.*	15	2,661
Newell Brands, Inc.	100	2,214
NIKE, Inc. Cl B	340	49,378
Norwegian Cruise Line Hldgs. Ltd.*	98	2,618
NVR, Inc.*	1	4,794
O’Reilly Automotive, Inc.*	19	11,610
Penn National Gaming, Inc.*	41	2,971
Pool Corp.	11	4,778
PulteGroup, Inc.	69	3,169
PVH Corp.*	19	1,953
Ralph Lauren Corp. Cl A	13	1,444
Ross Stores, Inc.	95	10,341
Royal Caribbean Cruises Ltd.*	59	5,248
Starbucks Corp.	314	34,637
Tapestry, Inc.	74	2,739
Target Corp.	131	29,969
Tesla, Inc.*	215	166,728
TJX Cos., Inc.	321	21,179
Tractor Supply Co.	31	6,281
Ulta Beauty, Inc.*	15	5,414
Under Armour, Inc. Cl A*	50	1,009
Under Armour, Inc. Cl C*	55	964
VF Corp.	86	5,761
Whirlpool Corp.	17	3,466
Wynn Resorts Ltd.*	28	2,373
Yum! Brands, Inc.	79	9,663

		1,200,084

CONSUMER STAPLES (3.4%)
Altria Group, Inc.	491	22,350
Archer-Daniels-Midland Co.	148	8,881
Brown-Forman Corp. Cl B	48	3,217
Campbell Soup Co.	54	2,258
Church & Dwight Co., Inc.	65	5,367
Clorox Co.	33	5,465
Coca-Cola Co.	1,034	54,254
Colgate-Palmolive Co.	225	17,005
Conagra Brands, Inc.	127	4,301
Constellation Brands, Inc. Cl A	45	9,481
Costco Wholesale Corp.	117	52,574
Estee Lauder Cos., Inc. Cl A	62	18,596
General Mills, Inc.	162	9,691
Hershey Co.	39	6,601
Hormel Foods Corp.	75	3,075
JM Smucker Co.	29	3,481
Kellogg Co.	68	4,347
Kimberly-Clark Corp.	90	11,920
Kraft Heinz Co.	179	6,591
Kroger Co.	181	7,318
Lamb Weston Hldgs., Inc.	39	2,393
McCormick & Co., Inc.	66	5,348
Molson Coors Beverage Co. Cl B	50	2,319
Mondelez International, Inc. Cl A	372	21,643
Monster Beverage Corp.*	99	8,794
PepsiCo, Inc.	368	55,351

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Philip Morris International, Inc.	415	39,338
Procter & Gamble Co.	646	90,311
Sysco Corp.	136	10,676
Tyson Foods, Inc. Cl A	78	6,157
Walgreens Boots Alliance, Inc.	191	8,987
Walmart, Inc.	380	52,964

		561,054

ENERGY (1.6%)
APA Corp.	100	2,143
Baker Hughes Co. Cl A	220	5,440
Cabot Oil & Gas Corp.	106	2,306
Chevron Corp.	515	52,247
ConocoPhillips	357	24,194
Devon Energy Corp.	167	5,930
Diamondback Energy, Inc.	46	4,355
EOG Resources, Inc.	155	12,442
Exxon Mobil Corp.	1,127	66,290
Halliburton Co.	237	5,124
Hess Corp.	73	5,702
Kinder Morgan, Inc.	519	8,683
Marathon Oil Corp.	210	2,871
Marathon Petroleum Corp.	169	10,446
Occidental Petroleum Corp.	236	6,981
ONEOK, Inc.	118	6,843
Phillips 66	116	8,123
Pioneer Natural Resources Co.	61	10,157
Schlumberger NV	373	11,056
Valero Energy Corp.	108	7,621
Williams Cos., Inc.	324	8,405

		267,359

FINANCIALS (7.3%)
Aflac, Inc.	165	8,601
Allstate Corp.	79	10,057
American Express Co.	172	28,815
American International Group, Inc.	228	12,515
Ameriprise Financial, Inc.	31	8,188
Aon PLC Cl A	60	17,146
Arthur J. Gallagher & Co.	55	8,176
Assurant, Inc.	16	2,524
Bank of America Corp.	1,971	83,669
Bank of New York Mellon Corp.	212	10,990
Berkshire Hathaway, Inc. Cl B*	494	134,832
BlackRock, Inc. Cl A	38	31,869
Brown & Brown, Inc.	62	3,438
Capital One Financial Corp.	119	19,274
Cboe Global Markets, Inc.	28	3,468
Charles Schwab Corp.	400	29,136
Chubb Ltd.	117	20,297
Cincinnati Financial Corp.	40	4,569
Citigroup, Inc.	540	37,897
Citizens Financial Group, Inc.	113	5,309
CME Group, Inc. Cl A	95	18,371
Comerica, Inc.	36	2,898
Discover Financial Svcs.	80	9,828
Everest Re Group Ltd.	11	2,758
Fifth Third Bancorp	184	7,809
First Republic Bank	47	9,065
Franklin Resources, Inc.	74	2,199
Globe Life, Inc.	25	2,226
Goldman Sachs Group, Inc.	90	34,023
Hartford Financial Svcs. Group, Inc.	93	6,533
Huntington Bancshares, Inc.	393	6,076

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Intercontinental Exchange, Inc.	149	17,108
Invesco Ltd.	91	2,194
iShares Core S&P 500 ETF	218	93,919
JPMorgan Chase & Co.	796	130,297
KeyCorp.	255	5,513
Lincoln National Corp.	47	3,231
Loews Corp.	55	2,966
M&T Bank Corp.	34	5,078
MarketAxess Hldgs., Inc.	11	4,628
Marsh & McLennan Cos., Inc.	135	20,443
MetLife, Inc.	194	11,976
Moody’s Corp.	43	15,270
Morgan Stanley	389	37,854
MSCI, Inc. Cl A	22	13,383
Nasdaq, Inc.	31	5,984
Northern Trust Corp.	55	5,929
People’s United Financial, Inc.	114	1,992
PNC Financial Svcs. Group, Inc.	113	22,107
Principal Financial Group, Inc.	67	4,315
Progressive Corp.	155	14,010
Prudential Financial, Inc.	103	10,836
Raymond James Financial, Inc.	48	4,429
Regions Financial Corp.	254	5,413
S&P Global, Inc.	64	27,193
State Street Corp.	97	8,218
SVB Financial Group*	15	9,703
Synchrony Financial	151	7,381
T. Rowe Price Group, Inc.	60	11,802
Travelers Cos., Inc.	67	10,185
Truist Financial Corp.	356	20,880
U.S. Bancorp	359	21,339
Wells Fargo & Co.	1,093	50,726
Willis Towers Watson PLC	34	7,904
WR Berkley Corp.	37	2,708
Zions Bancorporation	43	2,661

		1,202,131

HEALTH CARE (7.9%)
Abbott Laboratories	472	55,757
AbbVie, Inc.	471	50,807
ABIOMED, Inc.*	13	4,232
Agilent Technologies, Inc.	81	12,760
Align Technology, Inc.*	20	13,309
AmerisourceBergen Corp. Cl A	39	4,659
Amgen, Inc.	152	32,323
Anthem, Inc.	65	24,232
Baxter International, Inc.	133	10,697
Becton Dickinson & Co.	77	18,928
Biogen, Inc.*	40	11,319
Bio-Rad Laboratories, Inc. Cl A*	6	4,476
Bio-Techne Corp.	10	4,846
Boston Scientific Corp.*	379	16,445
Bristol-Myers Squibb Co.	592	35,029
Cardinal Health, Inc.	77	3,808
Catalent, Inc.*	45	5,988
Centene Corp.*	155	9,658
Cerner Corp.	79	5,571
Charles River Laboratories International, Inc.*	14	5,777
Cigna Corp.	91	18,215
Cooper Cos., Inc.	14	5,786
CVS Health Corp.	351	29,786
Danaher Corp.	169	51,450
DaVita, Inc.*	18	2,093

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

DENTSPLY SIRONA, Inc.	58	3,367
Dexcom, Inc.*	26	14,219
Edwards Lifesciences Corp.*	165	18,680
Eli Lilly & Co.	212	48,983
Gilead Sciences, Inc.	334	23,330
HCA Healthcare, Inc.	66	16,019
Henry Schein, Inc.*	37	2,818
Hologic, Inc.*	68	5,019
Humana, Inc.	35	13,620
IDEXX Laboratories, Inc.*	23	14,304
Illumina, Inc.*	39	15,819
Incyte Corp.*	50	3,439
Intuitive Surgical, Inc.*	31	30,819
IQVIA Hldgs., Inc.*	51	12,217
Johnson & Johnson	701	113,211
Laboratory Corp. of America Hldgs.*	26	7,317
McKesson Corp.	42	8,374
Medtronic PLC	358	44,875
Merck & Co., Inc.	674	50,624
Mettler-Toledo International, Inc.*	7	9,641
Moderna, Inc.*	93	35,792
Organon & Co.	67	2,197
PerkinElmer, Inc.	30	5,199
Pfizer, Inc.	1,492	64,171
Quest Diagnostics, Inc.	33	4,795
Regeneron Pharmaceuticals, Inc.*	28	16,945
ResMed, Inc.	39	10,278
STERIS PLC	26	5,311
Stryker Corp.	89	23,471
Teleflex, Inc.	13	4,895
Thermo Fisher Scientific, Inc.	104	59,418
UnitedHealth Group, Inc.	251	98,076
Universal Health Svcs., Inc. Cl B	21	2,906
Vertex Pharmaceuticals, Inc.*	69	12,516
Viatris, Inc.	322	4,363
Waters Corp.*	17	6,074
West Pharmaceutical Svcs., Inc.	20	8,491
Zimmer Biomet Hldgs., Inc.	55	8,050
Zoetis, Inc. Cl A	126	24,462

		1,292,056

INDUSTRIALS (4.8%)
3M Co.	154	27,015
Alaska Air Group, Inc.*	34	1,992
Allegion PLC	24	3,172
American Airlines Group, Inc.*	172	3,529
AMETEK, Inc.	61	7,565
AO Smith Corp.	36	2,199
Boeing Co.*	146	32,111
Carrier Global Corp.	230	11,905
Caterpillar, Inc.	146	28,028
CH Robinson Worldwide, Inc.	35	3,045
Cintas Corp.	23	8,755
Copart, Inc.*	56	7,768
CSX Corp.	600	17,844
Cummins, Inc.	39	8,758
Deere & Co.	76	25,465
Delta Air Lines, Inc.*	170	7,244
Dover Corp.	38	5,909
Eaton Corp. PLC	106	15,827
Emerson Electric Co.	159	14,978
Equifax, Inc.	32	8,109
Expeditors International of Washington, Inc.	45	5,361

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Fastenal Co.	153	7,896
FedEx Corp.	65	14,254
Fortive Corp.	95	6,704
Fortune Brands Home & Security, Inc.	37	3,309
Generac Hldgs., Inc.*	17	6,947
General Dynamics Corp.	61	11,958
General Electric Co.	292	30,085
Honeywell International, Inc.	184	39,059
Howmet Aerospace, Inc.	103	3,213
Huntington Ingalls Industries, Inc.	11	2,124
IDEX Corp.	21	4,346
IHS Markit Ltd.	106	12,362
Illinois Tool Works, Inc.	76	15,704
Ingersoll Rand, Inc.*	107	5,394
Jacobs Engineering Group, Inc.	35	4,638
JB Hunt Transport Svcs., Inc.	23	3,846
Johnson Controls International PLC	190	12,935
Kansas City Southern	25	6,766
L-3 Harris Technologies, Inc.	54	11,893
Leidos Hldgs., Inc.	37	3,557
Lockheed Martin Corp.	65	22,431
Masco Corp.	66	3,666
Nielsen Hldgs. PLC	95	1,823
Norfolk Southern Corp.	66	15,790
Northrop Grumman Corp.	40	14,406
Old Dominion Freight Line, Inc.	25	7,150
Otis Worldwide Corp.	113	9,297
PACCAR, Inc.	92	7,261
Parker-Hannifin Corp.	34	9,507
Pentair PLC	44	3,196
Quanta Svcs., Inc.	37	4,211
Raytheon Technologies Corp.	402	34,556
Republic Svcs., Inc. Cl A	56	6,724
Robert Half International, Inc.	30	3,010
Rockwell Automation, Inc.	31	9,115
Rollins, Inc.	60	2,120
Roper Technologies, Inc.	28	12,492
Snap-on, Inc.	15	3,134
Southwest Airlines Co.*	157	8,075
Stanley Black & Decker, Inc.	43	7,538
Textron, Inc.	60	4,189
Trane Technologies PLC	63	10,877
TransDigm Group, Inc.*	14	8,744
Union Pacific Corp.	174	34,106
United Airlines Hldgs., Inc.*	86	4,091
United Parcel Svc., Inc. Cl B	193	35,145
United Rentals, Inc.*	20	7,019
Verisk Analytics, Inc. Cl A	43	8,612
Waste Management, Inc.	103	15,384
Westinghouse Air Brake Technologies Corp.	50	4,310
WW Grainger, Inc.	12	4,717
Xylem, Inc.	48	5,937

		782,202

INFORMATION TECHNOLOGY (16.4%)
Accenture PLC Cl A	169	54,067
Adobe, Inc.*	127	73,117
Advanced Micro Devices, Inc.*	323	33,237
Akamai Technologies, Inc.*	43	4,497
Amphenol Corp. Cl A	159	11,644
Analog Devices, Inc.	143	23,950
ANSYS, Inc.*	24	8,171
Apple, Inc.	4,179	591,328

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Applied Materials, Inc.	244	31,410
Arista Networks, Inc.*	15	5,155
Autodesk, Inc.*	58	16,540
Automatic Data Processing, Inc.	113	22,591
Broadcom, Inc.	109	52,857
Broadridge Financial Solutions, Inc.	31	5,166
Cadence Design Systems, Inc.*	74	11,207
CDW Corp.	37	6,735
Ceridian HCM Hldg., Inc.*	35	3,942
Cisco Systems, Inc.	1,122	61,071
Citrix Systems, Inc.	33	3,543
Cognizant Technology Solutions Corp. Cl A	140	10,389
Corning, Inc.	205	7,480
DXC Technology Co.*	68	2,286
Enphase Energy, Inc.*	36	5,399
F5 Networks, Inc.*	16	3,181
Fidelity National Information Svcs., Inc.	165	20,077
Fiserv, Inc.*	158	17,143
FleetCor Technologies, Inc.*	22	5,748
Fortinet, Inc.*	36	10,513
Gartner, Inc.*	23	6,989
Global Payments, Inc.	78	12,291
Hewlett Packard Enterprise Co.	348	4,959
HP, Inc.	320	8,755
Intel Corp.	1,079	57,489
International Business Machines Corp.	238	33,065
Intuit, Inc.	73	39,384
IPG Photonics Corp.*	10	1,584
Jack Henry & Associates, Inc.	20	3,281
Juniper Networks, Inc.	87	2,394
Keysight Technologies, Inc.*	49	8,050
KLA Corp.	41	13,715
Lam Research Corp.	38	21,628
Mastercard, Inc. Cl A	232	80,662
Microchip Technology, Inc.	73	11,205
Micron Technology, Inc.	299	21,223
Microsoft Corp.	2,000	563,840
Monolithic Power Systems, Inc.	12	5,816
Motorola Solutions, Inc.	45	10,454
NetApp, Inc.	59	5,296
NortonLifeLock, Inc.	154	3,896
NVIDIA Corp.	664	137,554
NXP Semiconductors NV	71	13,907
Oracle Corp.	439	38,250
Paychex, Inc.	85	9,558
Paycom Software, Inc.*	13	6,445
PayPal Hldgs., Inc.*	313	81,446
PTC, Inc.*	28	3,354
Qorvo, Inc.*	30	5,016
QUALCOMM, Inc.	301	38,823
Salesforce.com, Inc.*	258	69,975
Seagate Technology Hldgs. PLC	55	4,539
ServiceNow, Inc.*	52	32,358
Skyworks Solutions, Inc.	44	7,250
Synopsys, Inc.*	40	11,976
TE Connectivity Ltd.	88	12,075
Teledyne Technologies, Inc.*	13	5,585
Teradyne, Inc.	44	4,803
Texas Instruments, Inc.	246	47,284
Trimble, Inc.*	67	5,511
Tyler Technologies, Inc.*	11	5,045
VeriSign, Inc.*	26	5,330

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Visa, Inc. Cl A	450	100,238
Western Digital Corp.*	81	4,572
Western Union Co.	109	2,204
Xilinx, Inc.	65	9,814
Zebra Technologies Corp. Cl A*	15	7,731

		2,689,063

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	59	15,110
Albemarle Corp.	31	6,788
Amcor PLC	411	4,763
Avery Dennison Corp.	23	4,766
Ball Corp.	87	7,827
Celanese Corp. Cl A	30	4,519
CF Industries Hldgs., Inc.	57	3,182
Corteva, Inc.	196	8,248
Dow, Inc.	199	11,454
DuPont de Nemours, Inc.	140	9,519
Eastman Chemical Co.	36	3,627
Ecolab, Inc.	66	13,769
FMC Corp.	34	3,113
Freeport-McMoRan, Inc.	391	12,719
International Flavors & Fragrances, Inc.	66	8,826
International Paper Co.	104	5,816
Linde PLC	138	40,486
LyondellBasell Industries NV Cl A	70	6,569
Martin Marietta Materials, Inc.	17	5,808
Mosaic Co.	92	3,286
Newmont Corp.	213	11,566
Nucor Corp.	79	7,781
Packaging Corp. of America	26	3,573
PPG Industries, Inc.	63	9,010
Sealed Air Corp.	40	2,192
Sherwin-Williams Co.	64	17,903
Vulcan Materials Co.	35	5,921
Westrock Co.	71	3,538

		241,679

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	37	7,070
American Tower Corp.	121	32,115
AvalonBay Communities, Inc.	37	8,201
Boston Properties, Inc.	38	4,117
CBRE Group, Inc. Cl A*	89	8,665
Crown Castle International Corp.	115	19,932
Digital Realty Trust, Inc.	75	10,834
Duke Realty Corp.	100	4,787
Equinix, Inc.	24	18,963
Equity Residential	91	7,364
Essex Property Trust, Inc.	18	5,755
Extra Space Storage, Inc.	35	5,880
Federal Realty Investment Trust	19	2,242
Healthpeak Properties, Inc.	143	4,788
Host Hotels & Resorts, Inc.*	190	3,103
Iron Mountain, Inc.	77	3,346
Kimco Realty Corp.	163	3,382
Mid-America Apartment Communities, Inc.	30	5,602
Prologis, Inc.	197	24,710
Public Storage	40	11,884
Realty Income Corp.	103	6,681
Regency Centers Corp.	41	2,760
SBA Communications Corp. Cl A	30	9,917
Simon Property Group, Inc.	87	11,307
UDR, Inc.	75	3,973

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Ventas, Inc.	104	5,742
Vornado Realty Trust	42	1,764
Welltower, Inc.	112	9,229
Weyerhaeuser Co.	199	7,078

		251,191

UTILITIES (1.5%)
AES Corp.	177	4,041
Alliant Energy Corp.	66	3,695
Ameren Corp.	68	5,508
American Electric Power Co., Inc.	133	10,797
American Water Works Co., Inc.	48	8,114
Atmos Energy Corp.	35	3,087
CenterPoint Energy, Inc.	157	3,862
CMS Energy Corp.	77	4,599
Consolidated Edison, Inc.	94	6,824
Dominion Energy, Inc.	215	15,699
DTE Energy Co.	51	5,697
Duke Energy Corp.	205	20,006
Edison International	101	5,603
Entergy Corp.	53	5,263
Evergy, Inc.	61	3,794
Eversource Energy	91	7,440
Exelon Corp.	260	12,568
FirstEnergy Corp.	144	5,129
NextEra Energy, Inc.	523	41,066
NiSource, Inc.	104	2,520
NRG Energy, Inc.	65	2,654
Pinnacle West Capital Corp.	30	2,171
PPL Corp.	205	5,715
Public Svc. Enterprise Group, Inc.	134	8,161
Sempra Energy	84	10,626
Southern Co.	282	17,476
WEC Energy Group, Inc.	84	7,409
Xcel Energy, Inc.	143	8,938

		238,462

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $7,741,451) 59.9%		9,823,010

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	59	5,327
Cardlytics, Inc.*	142	11,919
Cogent Communications Hldgs., Inc.	139	9,847
Discovery, Inc. Cl A*	243	6,167
Discovery, Inc. Cl C*	156	3,786
EchoStar Corp. Cl A*	514	13,112
Fox Corp. Cl A	473	18,972
Magnite, Inc.*	116	3,248
Take-Two Interactive Software, Inc.*	145	22,340
TEGNA, Inc.	2,174	42,871
Twitter, Inc.*	250	15,097
World Wrestling Entertainment, Inc. Cl A	85	4,782
Zynga, Inc. Cl A*	2,679	20,173

		177,641

CONSUMER DISCRETIONARY (5.2%)
Aptiv PLC*	87	12,960
AutoZone, Inc.*	22	37,356
Bed Bath & Beyond, Inc.*	232	4,008
Bloomin’ Brands, Inc.*	1,999	49,975
Bright Horizons Family Solutions, Inc.*	98	13,663

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Caesars Entertainment, Inc.*	168	18,863
Capri Hldgs. Ltd.*	652	31,563
Darden Restaurants, Inc.	177	26,811
Five Below, Inc.*	265	46,855
Foot Locker, Inc.	121	5,525
Ford Motor Co.*	908	12,857
Fox Factory Hldg. Corp.*	108	15,610
Golden Entertainment, Inc.*	256	12,567
Hanesbrands, Inc.	572	9,815
Haverty Furniture Cos., Inc.	44	1,483
Johnson Outdoors, Inc. Cl A	38	4,020
Lithia Motors, Inc. Cl A	79	25,046
Marriott Vacations Worldwide Corp.	406	63,876
NVR, Inc.*	3	14,382
Ollie’s Bargain Outlet Hldgs., Inc.*	370	22,304
Oxford Industries, Inc.	208	18,755
Ralph Lauren Corp. Cl A	182	20,209
Red Rock Resorts, Inc. Cl A*	503	25,764
Rent-A-Center, Inc.	118	6,633
Skyline Champion Corp.*	435	26,126
Sonic Automotive, Inc. Cl A	833	43,766
Sonos, Inc.*	800	25,888
Stamps.com, Inc.*	20	6,596
Steven Madden Ltd.	1,510	60,642
Taylor Morrison Home Corp. Cl A*	1,072	27,636
Tempur Sealy International, Inc.	611	28,357
Tractor Supply Co.	150	30,391
Williams-Sonoma, Inc.	369	65,435
XPEL, Inc.*	178	13,503
YETI Hldgs., Inc.*	178	15,253

		844,493

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	193	10,600
Church & Dwight Co., Inc.	312	25,762
Constellation Brands, Inc. Cl A	227	47,827
Crimson Wine Group Ltd.*	1,816	15,599
Freshpet, Inc.*	166	23,687
TreeHouse Foods, Inc.*	1,271	50,687
Tyson Foods, Inc. Cl A	67	5,289

		179,451

ENERGY (1.8%)
Baker Hughes Co. Cl A	933	23,073
ChampionX Corp.*	1,056	23,612
Cheniere Energy, Inc.*	305	29,789
Devon Energy Corp.	1,944	69,032
DT Midstream, Inc.	53	2,451
EQT Corp.*	1,135	23,222
Hess Corp.	82	6,405
MPLX LP	216	6,150
Northern Oil & Gas, Inc.	565	12,091
PDC Energy, Inc.	583	27,628
Renewable Energy Group, Inc.*	383	19,227
Southwestern Energy Co.*	4,168	23,091
Williams Cos., Inc.	1,246	32,321

		298,092

FINANCIALS (6.0%)
Altabancorp	240	10,599
American Equity Investment Life Hldg. Co.	418	12,360
American Financial Group, Inc.	193	24,285
Ameriprise Financial, Inc.	214	56,521
Argo Group International Hldgs. Ltd.	205	10,705
BancFirst Corp.	145	8,718

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Bank of Marin Bancorp	183	6,908
Banner Corp.	385	21,256
Brookline Bancorp, Inc.	1,187	18,114
Brown & Brown, Inc.	338	18,742
Bryn Mawr Bank Corp.	192	8,823
Dime Community Bancshares, Inc.	338	11,039
Discover Financial Svcs.	307	37,715
Eastern Bankshares, Inc.	1,629	33,069
Ellington Financial, Inc.	1,122	20,521
Enterprise Financial Svcs. Corp.	492	22,278
Essent Group Ltd.	471	20,729
Everest Re Group Ltd.	43	10,783
Fifth Third Bancorp	1,294	54,917
First Financial Bankshares, Inc.	155	7,122
First Foundation, Inc.	374	9,836
First Interstate BancSystem, Inc. Cl A	574	23,109
First Republic Bank	141	27,196
Globe Life, Inc.	201	17,895
Goosehead Insurance, Inc. Cl A	101	15,381
Green Dot Corp. Cl A*	800	40,264
Hancock Whitney Corp.	518	24,408
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	116	6,204
Hartford Financial Svcs. Group, Inc.	506	35,547
Home BancShares, Inc.	355	8,353
Houlihan Lokey, Inc. Cl A	141	12,986
iShares Micro-Cap ETF	48	6,927
iShares Russell 2000 Growth ETF	57	16,735
KeyCorp.	689	14,896
Moelis & Co. Cl A	229	14,168
MSCI, Inc. Cl A	29	17,642
Primerica, Inc.	218	33,491
Progressive Corp.	181	16,361
Raymond James Financial, Inc.	201	18,549
Reinsurance Group of America, Inc. Cl A	78	8,678
RLI Corp.	84	8,423
Selective Insurance Group, Inc.	277	20,922
Signature Bank	51	13,886
Starwood Property Trust, Inc.	1,048	25,582
Stifel Financial Corp.	127	8,631
Stock Yards Bancorp, Inc.	588	34,486
SVB Financial Group*	27	17,466
Synchrony Financial	209	10,216
TriCo Bancshares	299	12,977
UMB Financial Corp.	208	20,116
Voya Financial, Inc.	138	8,472
Webster Financial Corp.	325	17,700
Zions Bancorporation	112	6,932

		989,639

HEALTH CARE (4.8%)
ACADIA Pharmaceuticals, Inc.*	220	3,654
Acceleron Pharma, Inc.*	45	7,744
Agilent Technologies, Inc.	275	43,321
Align Technology, Inc.*	29	19,297
Allakos, Inc.*	50	5,294
Amicus Therapeutics, Inc.*	415	3,963
Arena Pharmaceuticals, Inc.*	140	8,337
Arrowhead Pharmaceuticals, Inc.*	101	6,306
BioCryst Pharmaceuticals, Inc.*	512	7,358
Biohaven Pharmaceutical Hldg. Co. Ltd.*	153	21,253
Blueprint Medicines Corp.*	90	9,253
CareDx, Inc.*	120	7,604
Centene Corp.*	144	8,973

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Chemed Corp.	29	13,488
ChemoCentryx, Inc.*	246	4,207
Coherus Biosciences, Inc.*	265	4,259
CONMED Corp.	84	10,990
Emergent BioSolutions, Inc.*	69	3,455
Envista Hldgs. Corp.*	230	9,616
Exact Sciences Corp.*	69	6,586
Fate Therapeutics, Inc.*	135	8,002
Hill-Rom Hldgs., Inc.	90	13,500
Horizon Therapeutics PLC*	301	32,972
Humana, Inc.	33	12,842
IDEXX Laboratories, Inc.*	26	16,169
ImmunityBio, Inc.*	247	2,406
Incyte Corp.*	86	5,915
Inmode Ltd.*	74	11,799
Insmed, Inc.*	191	5,260
Inspire Medical Systems, Inc.*	48	11,178
Insulet Corp.*	44	12,506
Intersect ENT, Inc.*	240	6,528
Invitae Corp.*	138	3,923
iRhythm Technologies, Inc.*	60	3,514
Kodiak Sciences, Inc.*	74	7,103
Krystal Biotech, Inc.*	64	3,341
LHC Group, Inc.*	69	10,827
Madrigal Pharmaceuticals, Inc.*	38	3,032
Medpace Hldgs., Inc.*	58	10,978
Mettler-Toledo International, Inc.*	15	20,660
NanoString Technologies, Inc.*	337	16,179
Natera, Inc.*	54	6,018
Neogen Corp.*	192	8,339
NeoGenomics, Inc.*	194	9,359
Nevro Corp.*	48	5,586
Novavax, Inc.*	59	12,231
Omnicell, Inc.*	83	12,320
Orchard Therapeutics PLC*	491	1,129
OrthoPediatrics Corp.*	158	10,351
Pacific Biosciences of California, Inc.*	245	6,260
Penumbra, Inc.*	43	11,460
Progyny, Inc.*	98	5,488
Repligen Corp.*	51	14,738
Sage Therapeutics, Inc.*	48	2,127
SeaSpine Hldgs. Corp.*	1,384	21,770
Sientra, Inc.*	4,150	23,780
Silk Road Medical, Inc.*	160	8,805
Simulations Plus, Inc.	142	5,609
Sorrento Therapeutics, Inc.*	575	4,387
STAAR Surgical Co.*	95	12,210
Supernus Pharmaceuticals, Inc.*	936	24,963
Syneos Health, Inc. Cl A*	371	32,455
Tactile Systems Technology, Inc.*	154	6,845
Tandem Diabetes Care, Inc.*	105	12,535
Ultragenyx Pharmaceutical, Inc.*	151	13,619
Veeva Systems, Inc. Cl A*	55	15,849
Vericel Corp.*	505	24,644
Xencor, Inc.*	123	4,017
Zimmer Biomet Hldgs., Inc.	278	40,688

		781,174

INDUSTRIALS (6.5%)
Alaska Air Group, Inc.*	568	33,285
Arcosa, Inc.	432	21,673
Axon Enterprise, Inc.*	118	20,652
AZEK Co., Inc. Cl A*	139	5,078

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Bloom Energy Corp. Cl A*	294	5,504
Builders FirstSource, Inc.*	853	44,134
Carlisle Cos., Inc.	207	41,150
Casella Waste Systems, Inc. Cl A*	112	8,505
Chart Industries, Inc.*	49	9,364
Clean Harbors, Inc.*	144	14,957
Crane Co.	168	15,928
Deluxe Corp.	913	32,768
Dover Corp.	235	36,543
Ducommun, Inc.*	159	8,006
EMCOR Group, Inc.	131	15,115
Encore Wire Corp.	378	35,846
EnPro Industries, Inc.	380	33,106
ESCO Technologies, Inc.	444	34,188
Exponent, Inc.	108	12,220
Federal Signal Corp.	466	17,997
Franklin Electric Co., Inc.	139	11,099
Generac Hldgs., Inc.*	82	33,511
Gorman-Rupp Co.	199	7,126
Graco, Inc.	258	18,052
HEICO Corp. Cl A	120	14,212
IAA, Inc.*	206	11,241
ICF International, Inc.	255	22,769
Jacobs Engineering Group, Inc.	153	20,277
L-3 Harris Technologies, Inc.	94	20,703
ManTech International Corp. Cl A	127	9,642
Masonite International Corp.*	84	8,915
Miller Industries, Inc.	924	31,453
Mueller Industries, Inc.	1,369	56,266
Old Dominion Freight Line, Inc.	201	57,481
Oshkosh Corp.	229	23,443
Parsons Corp.*	94	3,173
Quanta Svcs., Inc.	195	22,195
Rockwell Automation, Inc.	55	16,172
Saia, Inc.*	65	15,472
Simpson Manufacturing Co., Inc.	119	12,729
Stanley Black & Decker, Inc.	81	14,200
Tetra Tech, Inc.	81	12,097
Trane Technologies PLC	84	14,503
TransUnion	216	24,259
Trex Co., Inc.*	285	29,050
UFP Industries, Inc.	484	32,902
Univar Solutions, Inc.*	645	15,364
Upwork, Inc.*	243	10,942
VSE Corp.	610	29,384
Werner Enterprises, Inc.	356	15,760
Willdan Group, Inc.*	180	6,406

		1,066,817

INFORMATION TECHNOLOGY (6.3%)
Akoustis Technologies, Inc.*	616	5,975
Altair Engineering, Inc. Cl A*	131	9,031
Amphenol Corp. Cl A	312	22,847
Analog Devices, Inc.	91	15,240
Belden, Inc.	342	19,925
Blackline, Inc.*	106	12,514
Cambium Networks Corp.*	273	9,880
Ciena Corp.*	213	10,938
CMC Materials, Inc.	69	8,503
Cohu, Inc.*	586	18,717
Domo, Inc. Cl B*	258	21,786
DXC Technology Co.*	956	32,132
EPAM Systems, Inc.*	67	38,222

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Euronet Worldwide, Inc.*	300	38,184
Everspin Technologies, Inc.*	755	4,892
Five9, Inc.*	378	60,382
Globant S.A.*	57	16,018
Guidewire Software, Inc.*	89	10,579
Hewlett Packard Enterprise Co.	773	11,015
II-VI, Inc.*	371	22,023
Keysight Technologies, Inc.*	59	9,693
KLA Corp.	71	23,750
LivePerson, Inc.*	205	12,085
Lumentum Hldgs., Inc.*	361	30,158
Marvell Technology, Inc.	215	12,967
Maximus, Inc.	108	8,986
MaxLinear, Inc. Cl A*	461	22,704
Microchip Technology, Inc.	79	12,125
MKS Instruments, Inc.	79	11,922
Monolithic Power Systems, Inc.	48	23,265
Motorola Solutions, Inc.	81	18,818
Novanta, Inc.*	81	12,514
Okta, Inc. Cl A*	63	14,952
Palo Alto Networks, Inc.*	41	19,639
Perficient, Inc.*	390	45,123
Ping Identity Hldg. Corp.*	190	4,668
Plexus Corp.*	80	7,153
PTC, Inc.*	208	24,916
Q2 Hldgs., Inc.*	79	6,331
Qorvo, Inc.*	79	13,208
Rapid7, Inc.*	308	34,810
Richardson Electronics Ltd.*	965	9,351
Sailpoint Technologies Hldgs., Inc.*	594	25,471
Sequans Communications S.A.*	678	2,976
Silicon Laboratories, Inc.*	77	10,792
Skyworks Solutions, Inc.	62	10,217
Splunk, Inc.*	110	15,918
Synaptics, Inc.*	56	10,065
Synopsys, Inc.*	74	22,157
Teledyne Technologies, Inc.*	45	19,331
Twilio, Inc. Cl A*	55	17,548
Viasat, Inc.*	1,081	59,531
Xperi Hldg. Corp.	957	18,030
Zendesk, Inc.*	297	34,568
Zuora, Inc. Cl A*	1,503	24,920

		1,039,465

MATERIALS (2.5%)
Ashland Global Hldgs., Inc.	446	39,748
Avient Corp.	276	12,793
Chase Corp.	94	9,602
Coeur Mining, Inc.*	2,648	16,338
Crown Hldgs., Inc.	679	68,430
Ferro Corp.*	1,345	27,357
FMC Corp.	214	19,594
Freeport-McMoRan, Inc.	174	5,660
International Flavors & Fragrances, Inc.	89	11,901
Kaiser Aluminum Corp.	312	33,996
Materion Corp.	513	35,212
Newmont Corp.	514	27,910
Orion Engineered Carbons S.A.*	417	7,602
Packaging Corp. of America	117	16,081
Steel Dynamics, Inc.	163	9,532
Stepan Co.	76	8,583
Valvoline, Inc.	1,229	38,320
Vulcan Materials Co.	88	14,886

		403,545

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

REAL ESTATE (2.4%)
Alexander’s, Inc.	29	7,558
American Campus Communities, Inc.	154	7,461
Apartment Income REIT Corp.	197	9,616
Apartment Investment & Management Co. Cl A	1,164	7,973
AvalonBay Communities, Inc.	54	11,968
Brandywine Realty Trust	610	8,186
Camden Property Trust	104	15,337
Cousins Properties, Inc.	397	14,804
CTO Realty Growth, Inc.	103	5,537
Duke Realty Corp.	1,136	54,380
Easterly Government Properties, Inc. Cl A	984	20,329
EastGroup Properties, Inc.	59	9,831
Equity Commonwealth*	578	15,016
Equity LifeStyle Properties, Inc.	86	6,717
Highwoods Properties, Inc.	312	13,684
Host Hotels & Resorts, Inc.*	864	14,109
Industrial Logistics Properties Trust	459	11,663
Kilroy Realty Corp.	314	20,790
NexPoint Residential Trust, Inc.	134	8,292
PotlatchDeltic Corp.	466	24,036
Realty Income Corp.	193	12,518
Sabra Health Care REIT, Inc.	1,114	16,398
Sun Communities, Inc.	144	26,654
Vornado Realty Trust	82	3,445
Welltower, Inc.	326	26,862
Weyerhaeuser Co.	469	16,683

		389,847

UTILITIES (1.6%)
AES Corp.	448	10,228
Ameren Corp.	192	15,552
Atmos Energy Corp.	80	7,056
Avista Corp.	332	12,988
Black Hills Corp.	309	19,393
Chesapeake Utilities Corp.	104	12,485
DTE Energy Co.	106	11,841
Entergy Corp.	118	11,719
Evergy, Inc.	689	42,856
Fortis, Inc.	419	18,574
NiSource, Inc.	716	17,349
NorthWestern Corp.	217	12,434
NRG Energy, Inc.	376	15,352
Portland General Electric Co.	215	10,103
PPL Corp.	300	8,364
Public Svc. Enterprise Group, Inc.	273	16,625
Sempra Energy	189	23,908
Spire, Inc.	161	9,850

		276,677

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $5,129,680) 39.3%		6,446,841

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.9%)
Citibank, New York Time Deposit	0.01	10/01/21	85,943	85,943
JP Morgan Chase, New York Time Deposit	0.01	10/01/21	60,373	60,373

				146,316

TOTAL TEMPORARY CASH INVESTMENT (Cost: $146,316) 0.9%				146,316

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TOTAL INVESTMENTS (Cost: $13,017,447) 100.1%	16,416,167

OTHER NET ASSETS -0.1%	(23,075)

NET ASSETS 100.0%	$16,393,092

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
EchoStar Corp. Cl A*	4,983	127,116
TEGNA, Inc.	19,568	385,881

		512,997

CONSUMER DISCRETIONARY (10.7%)
Bed Bath & Beyond, Inc.*	2,099	36,260
Bloomin’ Brands, Inc.*	9,431	235,775
Capri Hldgs. Ltd.*	3,527	170,742
Golden Entertainment, Inc.*	2,403	117,963
Haverty Furniture Cos., Inc.	390	13,147
Johnson Outdoors, Inc. Cl A	210	22,218
Marriott Vacations Worldwide Corp.	1,538	241,974
Oxford Industries, Inc.	1,554	140,124
Sonic Automotive, Inc. Cl A	4,476	235,169
Steven Madden Ltd.	6,550	263,048
Taylor Morrison Home Corp. Cl A*	5,331	137,433

		1,613,853

CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	15,940	136,925
TreeHouse Foods, Inc.*	7,883	314,374

		451,299

ENERGY (6.4%)
ChampionX Corp.*	9,203	205,779
Devon Energy Corp.	3,409	121,054
EQT Corp.*	10,506	214,953
PDC Energy, Inc.	5,395	255,669
Renewable Energy Group, Inc.*	3,450	173,190

		970,645

FINANCIALS (24.1%)
American Equity Investment Life Hldg. Co.	3,938	116,447
Argo Group International Hldgs. Ltd.	2,009	104,910
BancFirst Corp.	915	55,010
Bank of Marin Bancorp	1,761	66,478
Banner Corp.	3,668	202,510
Brookline Bancorp, Inc.	11,058	168,745
Bryn Mawr Bank Corp.	1,717	78,896
Dime Community Bancshares, Inc.	2,600	84,916
Eastern Bankshares, Inc.	15,165	307,850
Ellington Financial, Inc.	10,575	193,417
Enterprise Financial Svcs. Corp.	4,557	206,341
Essent Group Ltd.	4,499	198,001
First Interstate BancSystem, Inc. Cl A	5,408	217,726
Green Dot Corp. Cl A*	5,450	274,299
Hancock Whitney Corp.	4,757	224,150
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,053	56,314
Home BancShares, Inc.	3,185	74,943
Moelis & Co. Cl A	2,043	126,400
Selective Insurance Group, Inc.	2,497	188,598
Stifel Financial Corp.	1,138	77,338
Stock Yards Bancorp, Inc.	5,224	306,388
TriCo Bancshares	2,761	119,827
UMB Financial Corp.	2,006	194,000

		3,643,504

HEALTH CARE (6.2%)
Arena Pharmaceuticals, Inc.*	1,297	77,236
BioCryst Pharmaceuticals, Inc.*	4,607	66,203

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

NanoString Technologies, Inc.*	1,897	91,075
SeaSpine Hldgs. Corp.*	8,676	136,473
Sientra, Inc.*	24,135	138,294
Supernus Pharmaceuticals, Inc.*	6,268	167,168
Syneos Health, Inc. Cl A*	1,931	168,924
Vericel Corp.*	1,908	93,110

		938,483

INDUSTRIALS (18.8%)
Arcosa, Inc.	3,035	152,266
Builders FirstSource, Inc.*	4,258	220,309
Deluxe Corp.	8,180	293,580
Encore Wire Corp.	3,392	321,663
EnPro Industries, Inc.	3,764	327,920
ICF International, Inc.	1,566	139,828
ManTech International Corp. Cl A	1,222	92,774
Miller Industries, Inc.	7,217	245,667
Mueller Industries, Inc.	8,847	363,612
UFP Industries, Inc.	4,358	296,257
VSE Corp.	5,454	262,719
Werner Enterprises, Inc.	2,777	122,938

		2,839,533

INFORMATION TECHNOLOGY (6.7%)
Belden, Inc.	3,206	186,781
Cohu, Inc.*	3,115	99,493
Everspin Technologies, Inc.*	3,229	20,924
II-VI, Inc.*	1,321	78,415
Perficient, Inc.*	700	80,990
Plexus Corp.*	771	68,935
Richardson Electronics Ltd.*	7,057	68,382
Sequans Communications S.A.*	6,288	27,604
Viasat, Inc.*	2,883	158,767
Xperi Hldg. Corp.	7,327	138,041
Zuora, Inc. Cl A*	5,403	89,582

		1,017,914

MATERIALS (6.8%)
Avient Corp.	2,596	120,325
Coeur Mining, Inc.*	14,683	90,594
Ferro Corp.*	10,060	204,620
Kaiser Aluminum Corp.	1,892	206,152
Materion Corp.	4,618	316,980
Stepan Co.	792	89,448

		1,028,119

REAL ESTATE (8.0%)
Alexander’s, Inc.	173	45,087
Apartment Investment & Management Co. Cl A	10,979	75,206
Cousins Properties, Inc.	3,804	141,851
CTO Realty Growth, Inc.	1,038	55,803
Easterly Government Properties, Inc. Cl A	7,512	155,198
Equity Commonwealth*	5,254	136,499
Highwoods Properties, Inc.	3,010	132,019
Industrial Logistics Properties Trust	4,466	113,481
PotlatchDeltic Corp.	4,184	215,811
Sabra Health Care REIT, Inc.	10,011	147,362

		1,218,317

UTILITIES (3.1%)
Avista Corp.	3,183	124,519
Black Hills Corp.	2,399	150,561
NorthWestern Corp.	1,754	100,504

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Spire, Inc.	1,461	89,384

		464,968

TOTAL COMMON STOCKS (Cost: $14,063,724) 97.2%		14,699,632

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.9%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/21	439,379	439,379

TOTAL TEMPORARY CASH INVESTMENT (Cost: $439,379) 2.9%				439,379

TOTAL INVESTMENTS (Cost: $14,503,103) 100.1%				15,139,011

OTHER NET ASSETS -0.1%				(16,659)

NET ASSETS 100.0%				$15,122,352

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
Bandwidth, Inc. Cl A*	626	56,515
Cardlytics, Inc.*	1,505	126,330
Cogent Communications Hldgs., Inc.	1,457	103,214
Magnite, Inc.*	1,217	34,076
World Wrestling Entertainment, Inc. Cl A	891	50,128
Zynga, Inc. Cl A*	4,261	32,085

		402,348

CONSUMER DISCRETIONARY (18.1%)
Bloomin’ Brands, Inc.*	10,684	267,100
Five Below, Inc.*	848	149,935
Fox Factory Hldg. Corp.*	1,135	164,053
Marriott Vacations Worldwide Corp.	767	120,672
Ollie’s Bargain Outlet Hldgs., Inc.*	1,730	104,284
Red Rock Resorts, Inc. Cl A*	5,322	272,593
Rent-A-Center, Inc.	1,240	69,700
Skyline Champion Corp.*	4,582	275,195
Sonic Automotive, Inc. Cl A	3,677	193,190
Sonos, Inc.*	8,028	259,786
Stamps.com, Inc.*	200	65,958
Steven Madden Ltd.	4,296	172,527
Taylor Morrison Home Corp. Cl A*	2,306	59,449
Tempur Sealy International, Inc.	2,405	111,616
Williams-Sonoma, Inc.	1,092	193,644
XPEL, Inc.*	1,898	143,982
YETI Hldgs., Inc.*	1,818	155,785

		2,779,469

CONSUMER STAPLES (1.4%)
BJ’s Wholesale Club Hldgs., Inc.*	1,964	107,863
Freshpet, Inc.*	705	100,596

		208,459

ENERGY (2.5%)
Northern Oil & Gas, Inc.	6,019	128,806
Southwestern Energy Co.*	45,292	250,918

		379,724

FINANCIALS (7.6%)
Altabancorp	2,543	112,299
First Financial Bankshares, Inc.	1,628	74,807
First Foundation, Inc.	3,958	104,095
Goosehead Insurance, Inc. Cl A	1,064	162,037
Green Dot Corp. Cl A*	2,355	118,527
Houlihan Lokey, Inc. Cl A	1,499	138,058
iShares Micro-Cap ETF	510	73,603
iShares Russell 2000 Growth ETF	575	168,814
Primerica, Inc.	893	137,192
RLI Corp.	844	84,628

		1,174,060

HEALTH CARE (23.4%)
ACADIA Pharmaceuticals, Inc.*	2,330	38,701
Acceleron Pharma, Inc.*	452	77,789
Allakos, Inc.*	515	54,523
Amicus Therapeutics, Inc.*	4,575	43,691
Arrowhead Pharmaceuticals, Inc.*	1,061	66,238
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,588	220,589
Blueprint Medicines Corp.*	918	94,380
CareDx, Inc.*	1,265	80,163

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

ChemoCentryx, Inc.*	2,643	45,195
Coherus Biosciences, Inc.*	2,933	47,133
CONMED Corp.	871	113,953
Emergent BioSolutions, Inc.*	731	36,601
Fate Therapeutics, Inc.*	1,429	84,697
ImmunityBio, Inc.*	2,602	25,344
Inmode Ltd.*	774	123,414
Insmed, Inc.*	2,073	57,090
Inspire Medical Systems, Inc.*	486	113,180
Intersect ENT, Inc.*	2,792	75,942
Invitae Corp.*	1,459	41,479
iRhythm Technologies, Inc.*	630	36,893
Kodiak Sciences, Inc.*	788	75,632
Krystal Biotech, Inc.*	629	32,840
LHC Group, Inc.*	697	109,366
Madrigal Pharmaceuticals, Inc.*	417	33,272
Medpace Hldgs., Inc.*	634	120,004
NanoString Technologies, Inc.*	1,414	67,886
Natera, Inc.*	572	63,744
Neogen Corp.*	1,967	85,427
NeoGenomics, Inc.*	1,938	93,489
Nevro Corp.*	496	57,725
Novavax, Inc.*	186	38,560
Omnicell, Inc.*	875	129,876
Orchard Therapeutics PLC*	4,896	11,261
OrthoPediatrics Corp.*	1,646	107,830
Pacific Biosciences of California, Inc.*	2,536	64,795
Progyny, Inc.*	1,029	57,624
Sage Therapeutics, Inc.*	512	22,687
SeaSpine Hldgs. Corp.*	4,725	74,324
Sientra, Inc.*	15,644	89,640
Silk Road Medical, Inc.*	1,697	93,386
Simulations Plus, Inc.	1,480	58,460
Sorrento Therapeutics, Inc.*	5,977	45,605
STAAR Surgical Co.*	1,000	128,530
Supernus Pharmaceuticals, Inc.*	2,717	72,462
Tactile Systems Technology, Inc.*	1,636	72,720
Tandem Diabetes Care, Inc.*	402	47,991
Ultragenyx Pharmaceutical, Inc.*	674	60,788
Vericel Corp.*	3,017	147,230
Xencor, Inc.*	1,398	45,659

		3,585,808

INDUSTRIALS (13.4%)
Arcosa, Inc.	1,220	61,207
AZEK Co., Inc. Cl A*	1,457	53,224
Bloom Energy Corp. Cl A*	2,957	55,355
Casella Waste Systems, Inc. Cl A*	1,187	90,141
Chart Industries, Inc.*	511	97,657
Ducommun, Inc.*	1,668	83,984
EMCOR Group, Inc.	1,349	155,648
ESCO Technologies, Inc.	1,987	152,999
Exponent, Inc.	1,100	124,465
Federal Signal Corp.	4,894	189,006
Franklin Electric Co., Inc.	1,466	117,060
Gorman-Rupp Co.	2,200	78,782
ICF International, Inc.	847	75,629
Masonite International Corp.*	864	91,696
Parsons Corp.*	981	33,119

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Saia, Inc.*	683	162,575
Simpson Manufacturing Co., Inc.	1,227	131,252
Tetra Tech, Inc.	824	123,056
Upwork, Inc.*	2,584	116,358
Willdan Group, Inc.*	1,899	67,585

		2,060,798

INFORMATION TECHNOLOGY (23.8%)
Akoustis Technologies, Inc.*	6,523	63,273
Altair Engineering, Inc. Cl A*	1,333	91,897
Blackline, Inc.*	1,067	125,970
Cambium Networks Corp.*	2,907	105,204
CMC Materials, Inc.	730	89,958
Cohu, Inc.*	2,649	84,609
Domo, Inc. Cl B*	2,670	225,455
Everspin Technologies, Inc.*	4,378	28,370
Five9, Inc.*	1,366	218,205
Globant S.A.*	591	166,077
II-VI, Inc.*	2,100	124,656
LivePerson, Inc.*	2,161	127,391
Lumentum Hldgs., Inc.*	1,425	119,045
Maximus, Inc.	1,132	94,182
MaxLinear, Inc. Cl A*	4,600	226,550
Novanta, Inc.*	826	127,617
Perficient, Inc.*	3,219	372,438
Ping Identity Hldg. Corp.*	1,930	47,420
Q2 Hldgs., Inc.*	834	66,837
Rapid7, Inc.*	3,339	377,374
Sailpoint Technologies Hldgs., Inc.*	6,323	271,130
Silicon Laboratories, Inc.*	775	108,624
Synaptics, Inc.*	591	106,220
Viasat, Inc.*	2,295	126,386
Zuora, Inc. Cl A*	9,459	156,830

		3,651,718

MATERIALS (3.6%)
Chase Corp.	1,008	102,967
Coeur Mining, Inc.*	10,624	65,550
Kaiser Aluminum Corp.	1,096	119,420
Orion Engineered Carbons S.A.*	4,409	80,376
Valvoline, Inc.	5,775	180,065

		548,378

REAL ESTATE (1.7%)
Easterly Government Properties, Inc. Cl A	3,249	67,124
EastGroup Properties, Inc.	625	104,144
NexPoint Residential Trust, Inc.	1,406	87,003

		258,271

UTILITIES (0.8%)
Chesapeake Utilities Corp.	1,007	120,890

TOTAL COMMON STOCKS (Cost: $11,894,554) 98.9%		15,169,923

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, New York Time Deposit	0.01	10/01/21	285,395	285,395

TOTAL TEMPORARY CASH INVESTMENT (Cost: $285,395) 1.9%				285,395

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TOTAL INVESTMENTS (Cost: $12,179,949) 100.8%	15,455,318

OTHER NET ASSETS -0.8%	(118,741)

NET ASSETS 100.0%	$15,336,577

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	205	9,551
ATN International, Inc.	77	3,607
Cinemark Hldgs., Inc.*	746	14,331
Cogent Communications Hldgs., Inc.	297	21,039
Consolidated Communications Hldgs., Inc.*	506	4,650
EW Scripps Co. Cl A	400	7,224
Gannett Co., Inc.*	999	6,673
Marcus Corp.*	153	2,670
Meredith Corp.*	284	15,819
QuinStreet, Inc.*	346	6,076
Scholastic Corp.	213	7,593
Shenandoah Telecommunications Co.	351	11,085
TechTarget, Inc.*	178	14,671

		124,989

CONSUMER DISCRETIONARY (13.4%)
Aaron’s Co., Inc.	229	6,307
Abercrombie & Fitch Co. Cl A*	432	16,256
Adtalem Global Education, Inc.*	346	13,082
American Axle & Manufacturing Hldgs., Inc.*	800	7,048
American Public Education, Inc.*	131	3,355
America’s Car-Mart, Inc.*	44	5,138
Asbury Automotive Group, Inc.*	135	26,560
Barnes & Noble Education, Inc.*	252	2,518
Bed Bath & Beyond, Inc.*	732	12,645
Big Lots, Inc.	243	10,536
BJ’s Restaurants, Inc.*	163	6,807
Bloomin’ Brands, Inc.*	569	14,225
Boot Barn Hldgs., Inc.*	206	18,307
Brinker International, Inc.*	321	15,745
Buckle, Inc.	205	8,116
Caleres, Inc.	268	5,955
Cato Corp. Cl A	137	2,266
Cavco Industries, Inc.*	60	14,204
Century Communities, Inc.	208	12,782
Cheesecake Factory, Inc.*	340	15,980
Chico’s FAS, Inc.*	859	3,857
Children’s Place, Inc.*	97	7,300
Chuy’s Hldgs., Inc.*	140	4,414
Conn’s, Inc.*	134	3,059
Cooper-Standard Hldgs., Inc.*	120	2,629
Dave & Buster’s Entertainment, Inc.*	270	10,349
Designer Brands, Inc. Cl A*	429	5,976
Dine Brands Global, Inc.*	121	9,826
Dorman Products, Inc.*	201	19,029
El Pollo Loco Hldgs., Inc.*	136	2,298
Ethan Allen Interiors, Inc.	154	3,650
Fiesta Restaurant Group, Inc.*	123	1,348
Fossil Group, Inc.*	333	3,946
Genesco, Inc.*	98	5,658
Gentherm, Inc.*	232	18,776
G-III Apparel Group Ltd.*	305	8,632
Group 1 Automotive, Inc.	127	23,861
Guess?, Inc.	273	5,736
Haverty Furniture Cos., Inc.	107	3,607

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Hibbett, Inc.	106	7,498
Installed Building Products, Inc.	164	17,573
iRobot Corp.*	197	15,465
Kontoor Brands, Inc.	335	16,733
La-Z-Boy, Inc.	317	10,217
LCI Industries	177	23,830
LGI Homes, Inc.*	152	21,570
Liquidity Svcs., Inc.*	186	4,019
Lumber Liquidators Hldgs., Inc.*	204	3,811
M/I Homes, Inc.*	206	11,907
Macy’s, Inc.	2,185	49,381
MarineMax, Inc.*	152	7,375
MDC Hldgs., Inc.	396	18,501
Meritage Homes Corp.*	264	25,608
Monarch Casino & Resort, Inc.*	91	6,096
Monro, Inc.	234	13,457
Motorcar Parts of America, Inc.*	134	2,613
Movado Group, Inc.	118	3,716
ODP Corp.*	333	13,373
Oxford Industries, Inc.	112	10,099
Patrick Industries, Inc.	158	13,161
Perdoceo Education Corp.*	491	5,185
PetMed Express, Inc.	143	3,842
Red Robin Gourmet Burgers, Inc.*	110	2,537
Regis Corp.*	171	595
Rent-A-Center, Inc.	423	23,777
Ruth’s Hospitality Group, Inc.*	226	4,680
Sally Beauty Hldgs., Inc.*	792	13,345
Shake Shack, Inc. Cl A*	274	21,498
Shoe Carnival, Inc.	123	3,988
Shutterstock, Inc.	164	18,584
Signet Jewelers Ltd.	369	29,136
Sleep Number Corp.*	166	15,518
Sonic Automotive, Inc. Cl A	148	7,776
Stamps.com, Inc.*	129	42,543
Standard Motor Products, Inc.	135	5,901
Steven Madden Ltd.	540	21,686
Strategic Education, Inc.	159	11,210
Sturm Ruger & Co., Inc.	124	9,149
Tupperware Brands Corp.*	350	7,392
Unifi, Inc.*	97	2,127
Universal Electronics, Inc.*	95	4,679
Vera Bradley, Inc.*	178	1,675
Vista Outdoor, Inc.*	402	16,205
Winnebago Industries, Inc.	235	17,026
Wolverine World Wide, Inc.	576	17,188
WW International, Inc.*	372	6,789
Zumiez, Inc.*	154	6,123

		977,940

CONSUMER STAPLES (4.2%)
Andersons, Inc.	217	6,690
B&G Foods, Inc.	454	13,570
Calavo Growers, Inc.	124	4,742
Cal-Maine Foods, Inc.	262	9,474
Celsius Hldgs., Inc.*	266	23,964
Central Garden & Pet Co.*	69	3,312
Central Garden & Pet Co. Cl A*	281	12,083
Chefs’ Warehouse, Inc.*	229	7,459

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Coca-Cola Consolidated, Inc.	32	12,614
Edgewell Personal Care Co.	381	13,830
elf Beauty, Inc.*	334	9,703
Fresh Del Monte Produce, Inc.	233	7,507
Inter Parfums, Inc.	125	9,346
J&J Snack Foods Corp.	104	15,893
John B Sanfilippo & Son, Inc.	62	5,067
Medifast, Inc.	82	15,796
MGP Ingredients, Inc.	88	5,729
National Beverage Corp.	163	8,556
PriceSmart, Inc.	168	13,028
Seneca Foods Corp. Cl A*	46	2,218
Simply Good Foods Co.*	591	20,384
SpartanNash Co.	254	5,563
TreeHouse Foods, Inc.*	391	15,593
United Natural Foods, Inc.*	394	19,077
Universal Corp.	173	8,361
USANA Health Sciences, Inc.*	85	7,837
Vector Group Ltd.	917	11,692
WD-40 Co.	96	22,222

		311,310

ENERGY (4.9%)
Archrock, Inc.	939	7,747
Bonanza Creek Energy, Inc.	216	10,346
Bristow Group, Inc.*	163	5,188
Callon Petroleum Co.*	276	13,546
CONSOL Energy, Inc.*	222	5,776
Core Laboratories N.V.	325	9,019
DMC Global, Inc.*	132	4,872
Dorian LPG Ltd.	195	2,420
Dril-Quip, Inc.*	248	6,245
Green Plains, Inc.*	376	12,276
Helix Energy Solutions Group, Inc.*	993	3,853
Helmerich & Payne, Inc.	756	20,722
Laredo Petroleum, Inc.*	95	7,702
Matador Resources Co.	771	29,329
Nabors Industries Ltd.*	54	5,210
Oceaneering International, Inc.*	699	9,311
Oil States International, Inc.*	430	2,748
Par Pacific Hldgs., Inc.*	321	5,046
Patterson-UTI Energy, Inc.	1,324	11,916
PBF Energy, Inc. Cl A*	666	8,638
PDC Energy, Inc.	691	32,746
Penn Virginia Corp.*	108	2,880
ProPetro Hldg. Corp.*	593	5,129
Range Resources Corp.*	1,820	41,187
Renewable Energy Group, Inc.*	352	17,670
REX American Resources Corp.*	37	2,955
RPC, Inc.*	499	2,425
SM Energy Co.	849	22,397
Southwestern Energy Co.*	4,744	26,282
Talos Energy, Inc.*	287	3,952
US Silica Hldgs., Inc.*	524	4,187
World Fuel Svcs. Corp.	444	14,927

		358,647

FINANCIALS (19.4%)
Allegiance Bancshares, Inc.	131	4,998
Ambac Financial Group, Inc.*	324	4,640

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

American Equity Investment Life Hldg. Co.	576	17,032
Ameris Bancorp	464	24,072
AMERISAFE, Inc.	136	7,638
Apollo Commercial Real Estate Finance, Inc.	921	13,658
ARMOUR Residential REIT, Inc.	582	6,274
Assured Guaranty Ltd.	512	23,967
Axos Financial, Inc.*	374	19,276
B Riley Financial, Inc.	113	6,672
Banc of California, Inc.	313	5,787
BancFirst Corp.	133	7,996
Bancorp, Inc.*	400	10,180
BankUnited, Inc.	650	27,183
Banner Corp.	242	13,361
Berkshire Hills Bancorp, Inc.	343	9,254
Blucora, Inc.*	341	5,316
Brightsphere Investment Group, Inc.	417	10,896
Brookline Bancorp, Inc.	548	8,362
Cadence BanCorp Cl A	874	19,193
Capitol Federal Financial, Inc.	904	10,387
Capstead Mortgage Corp.	679	4,543
Central Pacific Financial Corp.	198	5,085
City Hldg. Co.	108	8,414
Columbia Banking System, Inc.	544	20,667
Community Bank System, Inc.	377	25,794
Customers Bancorp, Inc.*	209	8,991
CVB Financial Corp.	895	18,231
Dime Community Bancshares, Inc.	235	7,675
Donnelley Financial Solutions, Inc.*	208	7,201
Eagle Bancorp, Inc.	224	12,880
eHealth, Inc.*	165	6,683
Ellington Financial, Inc.	333	6,091
Employers Hldgs., Inc.	199	7,859
Encore Capital Group, Inc.*	212	10,445
Enova International, Inc.*	259	8,948
EZCORP, Inc. Cl A*	372	2,816
FB Financial Corp.	249	10,677
First BanCorp.	1,462	19,225
First Bancorp/Southern Pines NC	200	8,602
First Commonwealth Financial Corp.	672	9,159
First Financial Bancorp	671	15,708
First Hawaiian, Inc.	908	26,650
First Midwest Bancorp, Inc.	801	15,227
Flagstar Bancorp, Inc.	370	18,789
Genworth Financial, Inc. Cl A*	3,555	13,331
Granite Point Mortgage Trust, Inc.	384	5,057
Great Western Bancorp, Inc.	386	12,638
Green Dot Corp. Cl A*	382	19,226
Greenhill & Co., Inc.	100	1,462
Hanmi Financial Corp.	215	4,313
HCI Group, Inc.	46	5,095
Heritage Financial Corp.	252	6,426
Hilltop Hldgs., Inc.	438	14,309
HomeStreet, Inc.	145	5,967
Hope Bancorp, Inc.	861	12,433
Horace Mann Educators Corp.	290	11,539
Independent Bank Corp.	232	17,667
Independent Bank Group, Inc.	260	18,470
Invesco Mortgage Capital, Inc.	2,030	6,395

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Investors Bancorp, Inc.	1,578	23,844
iShares Core S&P Small-Cap ETF	722	78,835
James River Group Hldgs. Ltd.	261	9,848
KKR Real Estate Finance Trust, Inc.	282	5,950
Lakeland Financial Corp.	178	12,681
Meta Financial Group, Inc.	224	11,756
Mr Cooper Group, Inc.*	603	24,826
National Bank Hldgs. Corp. Cl A	216	8,744
NBT Bancorp, Inc.	304	10,980
New York Mortgage Trust, Inc.	2,659	11,327
NMI Hldgs., Inc. Cl A*	601	13,589
Northfield Bancorp, Inc.	314	5,388
Northwest Bancshares, Inc.	889	11,806
OFG Bancorp	363	9,155
Old National Bancorp.	1,161	19,679
Pacific Premier Bancorp, Inc.	663	27,475
Palomar Hldgs., Inc.*	169	13,660
Park National Corp.	101	12,317
PennyMac Mortgage Investment Trust	686	13,507
Piper Sandler Cos.	101	13,984
PRA Group, Inc.*	321	13,527
Preferred Bank	96	6,401
ProAssurance Corp.	378	8,989
Provident Financial Svcs., Inc.	545	12,791
Ready Capital Corp.	399	5,758
Redwood Trust, Inc.	792	10,209
Renasant Corp.	394	14,204
S&T Bancorp, Inc.	275	8,104
Safety Insurance Group, Inc.	100	7,925
Seacoast Banking Corp. of Florida	388	13,118
Selectquote, Inc.*	871	11,262
ServisFirst Bancshares, Inc.	342	26,608
Simmons First National Corp. Cl A	759	22,436
SiriusPoint Ltd.*	613	5,676
Southside Bancshares, Inc.	229	8,768
Stewart Information Svcs. Corp.	189	11,956
StoneX Group, Inc.*	118	7,776
Tompkins Financial Corp.	84	6,796
Triumph Bancorp, Inc.*	165	16,521
Trupanion, Inc.*	240	18,641
TrustCo Bank Corp.	135	4,316
Trustmark Corp.	438	14,112
Two Harbors Investment Corp.	2,199	13,942
United Community Banks, Inc.	607	19,922
United Fire Group, Inc.	152	3,511
Universal Insurance Hldgs., Inc.	197	2,569
Veritex Hldgs., Inc.	347	13,658
Virtus Investment Partners, Inc.	51	15,826
Walker & Dunlop, Inc.	205	23,268
Westamerica BanCorp	188	10,577
WisdomTree Investments, Inc.	763	4,326
World Acceptance Corp.*	29	5,498
WSFS Financial Corp.	334	17,138

		1,422,310

HEALTH CARE (12.1%)
Addus HomeCare Corp.*	111	8,852
Allscripts Healthcare Solutions, Inc.*	875	11,699
AMN Healthcare Svcs., Inc.*	331	37,982

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Amphastar Pharmaceuticals, Inc.*	259	4,924
AngioDynamics, Inc.*	270	7,004
ANI Pharmaceuticals, Inc.*	68	2,232
Anika Therapeutics, Inc.*	101	4,299
Apollo Medical Hldgs., Inc.*	263	23,946
Avanos Medical, Inc.*	337	10,514
BioLife Solutions, Inc.*	204	8,633
Cara Therapeutics, Inc.*	295	4,558
Cardiovascular Systems, Inc.*	281	9,225
Coherus Biosciences, Inc.*	445	7,151
Collegium Pharmaceutical, Inc.*	250	4,935
Community Health Systems, Inc.*	870	10,179
Computer Programs & Systems, Inc.*	102	3,617
CONMED Corp.	204	26,689
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	731	14,386
CorVel Corp.*	66	12,290
Covetrus, Inc.*	723	13,115
Cross Country Healthcare, Inc.*	247	5,246
CryoLife, Inc.*	276	6,152
Cutera, Inc.*	115	5,359
Cytokinetics, Inc.*	585	20,908
Eagle Pharmaceuticals, Inc.*	81	4,518
Enanta Pharmaceuticals, Inc.*	126	7,158
Endo International PLC*	1,636	5,301
Ensign Group, Inc.	367	27,485
Fulgent Genetics, Inc.*	134	12,053
Glaukos Corp.*	326	15,703
Hanger, Inc.*	258	5,666
HealthStream, Inc.*	177	5,059
Heska Corp.*	75	19,390
Innoviva, Inc.*	438	7,319
Inogen, Inc.*	143	6,162
Integer Hldgs. Corp.*	232	20,727
Invacare Corp.*	245	1,166
Joint Corp.*	101	9,900
Lantheus Hldgs., Inc.*	473	12,147
LeMaitre Vascular, Inc.	134	7,114
Ligand Pharmaceuticals, Inc.*	117	16,300
Magellan Health, Inc.*	164	15,506
MEDNAX, Inc.*	605	17,200
Meridian Bioscience, Inc.*	303	5,830
Merit Medical Systems, Inc.*	355	25,489
Mesa Laboratories, Inc.	36	10,885
ModivCare, Inc.*	86	15,619
Myriad Genetics, Inc.*	547	17,663
Natus Medical, Inc.*	239	5,994
NeoGenomics, Inc.*	861	41,535
NextGen Healthcare, Inc.*	396	5,584
Omnicell, Inc.*	305	45,271
OraSure Technologies, Inc.*	505	5,711
Organogenesis Hldgs., Inc. Cl A*	442	6,294
Orthofix Medical, Inc.*	138	5,261
Owens & Minor, Inc.	528	16,521
Pacira BioSciences, Inc.*	312	17,472
Pennant Group, Inc.*	189	5,309
Phibro Animal Health Corp. Cl A	143	3,080
Prestige Consumer Healthcare, Inc.*	351	19,695

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

RadNet, Inc.*	309	9,057
REGENXBIO, Inc.*	263	11,025
Select Medical Hldgs. Corp.	745	26,947
Simulations Plus, Inc.	110	4,345
Spectrum Pharmaceuticals, Inc.*	1,150	2,507
Supernus Pharmaceuticals, Inc.*	372	9,921
Surmodics, Inc.*	97	5,393
Tabula Rasa HealthCare, Inc.*	161	4,220
Tactile Systems Technology, Inc.*	138	6,134
Tivity Health, Inc.*	310	7,149
uniQure NV*	252	8,066
US Physical Therapy, Inc.	90	9,954
Vanda Pharmaceuticals, Inc.*	390	6,685
Varex Imaging Corp.*	277	7,811
Vericel Corp.*	326	15,909
Xencor, Inc.*	409	13,358
Zynex, Inc.*	138	1,572

		883,035

INDUSTRIALS (16.5%)
AAON, Inc.	290	18,949
AAR Corp.*	233	7,556
ABM Industries, Inc.	470	21,155
Aerojet Rocketdyne Hldgs., Inc.	521	22,690
AeroVironment, Inc.*	161	13,898
Alamo Group, Inc.	70	9,767
Albany International Corp. Cl A	226	17,373
Allegiant Travel Co.*	106	20,721
American Woodmark Corp.*	118	7,714
Apogee Enterprises, Inc.	179	6,759
Applied Industrial Technologies, Inc.	272	24,515
ArcBest Corp.	179	14,637
Arcosa, Inc.	339	17,008
Astec Industries, Inc.	159	8,556
Atlas Air Worldwide Hldgs., Inc.*	189	15,438
AZZ, Inc.	176	9,363
Barnes Group, Inc.	326	13,604
Boise Cascade Co.	276	14,898
Brady Corp. Cl A	341	17,289
Chart Industries, Inc.*	249	47,586
CIRCOR International, Inc.*	142	4,687
Comfort Systems USA, Inc.	254	18,115
CoreCivic, Inc.*	843	7,503
Deluxe Corp.	298	10,695
DXP Enterprises, Inc.*	124	3,667
Echo Global Logistics, Inc.*	187	8,922
Encore Wire Corp.	145	13,750
Enerpac Tool Group Corp. Cl A	422	8,748
EnPro Industries, Inc.	144	12,545
ESCO Technologies, Inc.	183	14,091
Exponent, Inc.	365	41,300
Federal Signal Corp.	428	16,529
Forrester Research, Inc.*	78	3,842
Forward Air Corp.	190	15,774
Franklin Electric Co., Inc.	273	21,799
Gibraltar Industries, Inc.*	228	15,880
GMS, Inc.*	302	13,228
Granite Construction, Inc.	321	12,696
Greenbrier Cos., Inc.	227	9,759

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Griffon Corp.	333	8,192
Harsco Corp.*	555	9,407
Hawaiian Hldgs., Inc.*	359	7,776
Healthcare Svcs. Group, Inc.	523	13,070
Heartland Express, Inc.	328	5,255
Heidrick & Struggles International, Inc.	137	6,114
Hillenbrand, Inc.	512	21,837
HNI Corp.	308	11,310
Hub Group, Inc. Cl A*	236	16,225
Insteel Industries, Inc.	136	5,175
Interface, Inc. Cl A	414	6,272
John Bean Technologies Corp.	223	31,343
Kaman Corp.	196	6,991
Kelly Svcs., Inc. Cl A	252	4,758
Korn Ferry	389	28,148
Lindsay Corp.	77	11,688
Lydall, Inc.*	126	7,823
ManTech International Corp. Cl A	193	14,653
Marten Transport Ltd.	418	6,558
Matrix Svc. Co.*	186	1,946
Matson, Inc.	304	24,536
Matthews International Corp. Cl A	222	7,701
Meritor, Inc.*	492	10,485
Moog, Inc. Cl A	205	15,627
Mueller Industries, Inc.	401	16,481
MYR Group, Inc.*	119	11,840
National Presto Industries, Inc.	36	2,955
NOW, Inc.*	775	5,929
Park Aerospace Corp.	135	1,847
PGT Innovations, Inc.*	418	7,984
Pitney Bowes, Inc.	1,159	8,356
Powell Industries, Inc.	63	1,548
Proto Labs, Inc.*	194	12,920
Quanex Building Products Corp.	236	5,053
Raven Industries, Inc.*	252	14,518
Resideo Technologies, Inc.*	1,010	25,038
Resources Connection, Inc.	217	3,424
SkyWest, Inc.*	353	17,417
SPX Corp.*	318	16,997
SPX FLOW, Inc.	292	21,345
Standex International Corp.	85	8,407
Tennant Co.	131	9,687
Titan International, Inc.*	359	2,570
Triumph Group, Inc.*	453	8,439
TrueBlue, Inc.*	249	6,743
UFP Industries, Inc.	433	29,435
UniFirst Corp.	107	22,750
US Ecology, Inc.*	221	7,149
Veritiv Corp.*	99	8,866
Viad Corp.*	143	6,494
Vicor Corp.*	150	20,124
Wabash National Corp.	350	5,295
Watts Water Technologies, Inc. Cl A	194	32,609

		1,208,116

INFORMATION TECHNOLOGY (13.0%)
3D Systems Corp.*	878	24,206
8x8, Inc.*	785	18,361
ADTRAN, Inc.	340	6,378

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Advanced Energy Industries, Inc.	269	23,605
Agilysys, Inc.*	136	7,121
Alarm.com Hldgs., Inc.*	322	25,177
Applied Optoelectronics, Inc.*	175	1,256
Arlo Technologies, Inc.*	581	3,724
Axcelis Technologies, Inc.*	235	11,052
Badger Meter, Inc.	204	20,633
Benchmark Electronics, Inc.	250	6,678
BM Technologies, Inc.*	25	222
Bottomline Technologies DE, Inc.*	276	10,841
CalAmp Corp.*	247	2,458
CEVA, Inc.*	161	6,870
Cohu, Inc.*	341	10,892
Comtech Telecommunications Corp.	182	4,661
CSG Systems International, Inc.	230	11,086
CTS Corp.	227	7,017
Daktronics, Inc.*	263	1,428
Diebold Nixdorf, Inc.*	510	5,156
Digi International, Inc.*	240	5,045
Diodes, Inc.*	316	28,626
DSP Group, Inc.*	159	3,484
Ebix, Inc.	166	4,470
ePlus, Inc.*	95	9,748
EVERTEC, Inc.	419	19,157
ExlService Hldgs., Inc.*	233	28,687
Extreme Networks, Inc.*	888	8,747
Fabrinet*	259	26,550
FARO Technologies, Inc.*	127	8,358
FormFactor, Inc.*	545	20,345
Harmonic, Inc.*	713	6,239
Ichor Hldgs. Ltd.*	199	8,177
Insight Enterprises, Inc.*	244	21,980
InterDigital, Inc.	215	14,581
Itron, Inc.*	316	23,899
Knowles Corp.*	645	12,087
Kulicke & Soffa Industries, Inc.	434	25,294
LivePerson, Inc.*	455	26,822
MaxLinear, Inc. Cl A*	493	24,280
Methode Electronics, Inc.	268	11,269
NETGEAR, Inc.*	215	6,861
OneSpan, Inc.*	242	4,545
Onto Innovation, Inc.*	345	24,926
OSI Systems, Inc.*	118	11,186
PC Connection, Inc.	78	3,434
PDF Solutions, Inc.*	209	4,815
Perficient, Inc.*	231	26,727
Photronics, Inc.*	434	5,915
Plantronics, Inc.*	297	7,636
Plexus Corp.*	198	17,703
Power Integrations, Inc.	423	41,873
Progress Software Corp.	306	15,052
Rambus, Inc.*	763	16,939
Rogers Corp.*	131	24,429
Sanmina Corp.*	456	17,574
ScanSource, Inc.*	178	6,193
SMART Global Hldgs., Inc.*	161	7,165
SPS Commerce, Inc.*	251	40,489
TTEC Hldgs., Inc.	129	12,065

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TTM Technologies, Inc.*	755	9,490
Ultra Clean Hldgs., Inc.*	313	13,334
Unisys Corp.*	470	11,816
Veeco Instruments, Inc.*	353	7,840
Viavi Solutions, Inc.*	1,603	25,231
Vonage Hldgs. Corp.*	1,765	28,452
Xperi Hldg. Corp.	734	13,829

		952,186

MATERIALS (5.1%)
AdvanSix, Inc.*	198	7,870
Allegheny Technologies, Inc.*	892	14,834
American Vanguard Corp.	189	2,844
Arconic Corp.*	767	24,191
Balchem Corp.	227	32,931
Carpenter Technology Corp.	337	11,033
Century Aluminum Co.*	354	4,761
Clearwater Paper Corp.*	117	4,485
Domtar Corp.*	353	19,253
Ferro Corp.*	580	11,797
FutureFuel Corp.	180	1,283
GCP Applied Technologies, Inc.*	376	8,242
Glatfelter Corp.	312	4,399
Hawkins, Inc.	133	4,639
Haynes International, Inc.	89	3,315
HB Fuller Co.	369	23,823
Innospec, Inc.	173	14,570
Kaiser Aluminum Corp.	112	12,204
Koppers Hldgs., Inc.*	150	4,689
Kraton Corp.*	225	10,269
Livent Corp.*	1,132	26,161
Materion Corp.	144	9,884
Mercer International, Inc.*	282	3,268
Myers Industries, Inc.	254	4,971
Neenah, Inc.	119	5,547
O-I Glass, Inc.*	1,103	15,740
Olympic Steel, Inc.	66	1,608
Quaker Chemical Corp.	94	22,346
Rayonier Advanced Materials, Inc.*	447	3,353
Schweitzer-Mauduit International, Inc.	220	7,625
Stepan Co.	150	16,941
SunCoke Energy, Inc.	581	3,649
TimkenSteel Corp.*	288	3,767
Tredegar Corp.	180	2,192
Trinseo S.A.	273	14,737
Warrior Met Coal, Inc.	361	8,400

		371,621

REAL ESTATE (7.9%)
Acadia Realty Trust	620	12,654
Agree Realty Corp.	483	31,989
Alexander & Baldwin, Inc.	508	11,908
American Assets Trust, Inc.	369	13,808
Armada Hoffler Properties, Inc.	427	5,709
Brandywine Realty Trust	1,198	16,077
CareTrust REIT, Inc.	680	13,818
Centerspace	98	9,261
Chatham Lodging Trust*	341	4,177
Community Healthcare Trust, Inc.	162	7,321
DiamondRock Hospitality Co.*	1,476	13,948

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Diversified Healthcare Trust	1,670	5,661
Easterly Government Properties, Inc. Cl A	588	12,148
Essential Properties Realty Trust, Inc.	829	23,146
Four Corners Property Trust, Inc.	534	14,343
Franklin Street Properties Corp.	677	3,141
GEO Group, Inc.	859	6,417
Getty Realty Corp.	272	7,972
Global Net Lease, Inc.	703	11,262
Hersha Hospitality Trust Cl A*	231	2,155
Independence Realty Trust, Inc.	737	14,998
Industrial Logistics Properties Trust	458	11,638
Innovative Industrial Properties, Inc. Cl A	167	38,605
iStar, Inc.	502	12,590
Kite Realty Group Trust	593	12,074
Lexington Realty Trust	1,946	24,812
LTC Properties, Inc.	276	8,747
Mack-Cali Realty Corp.*	560	9,587
Marcus & Millichap, Inc.*	175	7,109
NexPoint Residential Trust, Inc.	159	9,839
Office Properties Income Trust	339	8,587
RE/MAX Hldgs., Inc. Cl A	133	4,144
Realogy Hldgs. Corp.*	817	14,330
Retail Opportunity Investments Corp.	851	14,824
Retail Properties of America, Inc. Cl A	1,505	19,384
RPT Realty	569	7,260
Safehold, Inc.	93	6,686
Saul Centers, Inc.	91	4,010
Service Properties Trust	1,155	12,948
SITE Centers Corp.	1,257	19,408
St Joe Co.	231	9,725
Summit Hotel Properties, Inc.*	746	7,184
Tanger Factory Outlet Centers, Inc.	728	11,866
Uniti Group, Inc.	1,636	20,237
Universal Health Realty Income Trust	90	4,974
Urstadt Biddle Properties, Inc. Cl A	211	3,994
Washington Real Estate Investment Trust	593	14,677
Whitestone REIT Cl B	305	2,983
Xenia Hotels & Resorts, Inc.*	800	14,192

		578,327

UTILITIES (1.7%)
American States Water Co.	258	22,064
Avista Corp.	488	19,090
California Water Svc. Group	361	21,274
Chesapeake Utilities Corp.	124	14,886
Middlesex Water Co.	122	12,539
Northwest Natural Hldg. Co.	215	9,888
South Jersey Industries, Inc.	787	16,732
Unitil Corp.	111	4,749

		121,222

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $6,542,856) 99.9%		7,309,703

	Shares	Value
WARRANTS
Energy (0.0%) (2)
Nabors Industries Ltd. - expiring 06/11/2026*	20	117

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TOTAL WARRANTS (Cost: $210) 0.0% (2)	117

TOTAL INVESTMENTS (Cost: $6,543,066) 99.9%	7,309,820

OTHER NET ASSETS 0.1%	9,196

NET ASSETS 100.0%	$7,319,016

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Discovery, Inc. Cl A*	698	17,715
Discovery, Inc. Cl C*	305	7,403
Take-Two Interactive Software, Inc.*	203	31,276

		56,394

CONSUMER DISCRETIONARY (7.4%)
Capri Hldgs. Ltd.*	580	28,078
Foot Locker, Inc.	281	12,830
Hanesbrands, Inc.	1,264	21,690
Marriott Vacations Worldwide Corp.	259	40,749
Ralph Lauren Corp. Cl A	124	13,769
Steven Madden Ltd.	1,003	40,281
Taylor Morrison Home Corp. Cl A*	671	17,298
Williams-Sonoma, Inc.	158	28,018

		202,713

CONSUMER STAPLES (2.6%)
Constellation Brands, Inc. Cl A	104	21,912
TreeHouse Foods, Inc.*	996	39,721
Tyson Foods, Inc. Cl A	143	11,288

		72,921

ENERGY (5.8%)
Baker Hughes Co. Cl A	2,166	53,565
Cheniere Energy, Inc.*	245	23,929
Devon Energy Corp.	1,065	37,818
Hess Corp.	183	14,294
MPLX LP	503	14,321
Williams Cos., Inc.	631	16,368

		160,295

FINANCIALS (16.6%)
American Financial Group, Inc.	352	44,292
Ameriprise Financial, Inc.	245	64,710
Discover Financial Svcs.	305	37,469
Everest Re Group Ltd.	103	25,830
Fifth Third Bancorp	817	34,674
Hartford Financial Svcs. Group, Inc.	339	23,815
KeyCorp.	1,537	33,230
Progressive Corp.	382	34,529
Reinsurance Group of America, Inc.	182	20,249
Signature Bank	121	32,946
Starwood Property Trust, Inc.	837	20,431
SVB Financial Group*	50	32,344
Synchrony Financial	442	21,605
Voya Financial, Inc.	252	15,470
Zions Bancorporation	245	15,163

		456,757

HEALTH CARE (9.5%)
Agilent Technologies, Inc.	323	50,882
Centene Corp.*	345	21,497
Envista Hldgs. Corp.*	486	20,320
Hill-Rom Hldgs., Inc.	217	32,550
Horizon Therapeutics PLC*	202	22,127
Humana, Inc.	72	28,019
Syneos Health, Inc. Cl A*	320	27,994
Zimmer Biomet Hldgs., Inc.	407	59,568

		262,957

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

INDUSTRIALS (18.0%)
Alaska Air Group, Inc.*	533	31,234
Builders FirstSource, Inc.*	1,020	52,775
Carlisle Cos., Inc.	179	35,583
Crane Co.	371	35,175
Dover Corp.	160	24,880
HEICO Corp. Cl A	109	12,909
Jacobs Engineering Group, Inc.	348	46,121
L-3 Harris Technologies, Inc.	200	44,048
Mueller Industries, Inc.	899	36,949
Old Dominion Freight Line, Inc.	188	53,764
Oshkosh Corp.	263	26,923
Stanley Black & Decker, Inc.	181	31,731
Trane Technologies PLC	183	31,595
Univar Solutions, Inc.*	1,420	33,824

		497,511

INFORMATION TECHNOLOGY (10.1%)
Analog Devices, Inc.	139	23,280
Ciena Corp.*	446	22,902
DXC Technology Co.*	1,975	66,380
Euronet Worldwide, Inc.*	439	55,876
KLA Corp.	54	18,063
MKS Instruments, Inc.	65	9,809
PTC, Inc.*	171	20,484
Qorvo, Inc.*	160	26,750
Teledyne Technologies, Inc.*	22	9,451
Viasat, Inc.*	444	24,451

		277,446

MATERIALS (8.7%)
Ashland Global Hldgs., Inc.	654	58,285
Crown Hldgs., Inc.	732	73,771
FMC Corp.	301	27,560
Freeport-McMoRan, Inc.	382	12,426
Newmont Corp.	363	19,711
Packaging Corp. of America	214	29,412
Steel Dynamics, Inc.	309	18,070

		239,235

REAL ESTATE (8.6%)
Alexander’s, Inc.	24	6,255
American Campus Communities, Inc.	348	16,861
Apartment Income REIT Corp.	451	22,013
AvalonBay Communities, Inc.	127	28,148
Brandywine Realty Trust	1,356	18,197
Duke Realty Corp.	950	45,476
Equity LifeStyle Properties, Inc.	208	16,245
Kilroy Realty Corp.	203	13,441
Vornado Realty Trust	171	7,184
Welltower, Inc.	326	26,862
Weyerhaeuser Co.	1,033	36,744

		237,426

UTILITIES (7.6%)
AES Corp.	1,019	23,264
Ameren Corp.	448	36,288
Atmos Energy Corp.	168	14,818
Entergy Corp.	259	25,721
Evergy, Inc.	797	49,573
PPL Corp.	702	19,572

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Public Svc. Enterprise Group, Inc.	653	39,768

		209,004

TOTAL COMMON STOCKS (Cost: $2,489,468) 96.9%		2,672,659

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.1%)
Citibank, New York Time Deposit	0.01	10/01/21	86,050	86,050

TOTAL TEMPORARY CASH INVESTMENT (Cost: $86,050) 3.1%				86,050

TOTAL INVESTMENTS (Cost: $2,575,518) 100.0%				2,758,709

OTHER NET ASSETS 0.0% (2)				442

NET ASSETS 100.0%				$2,759,151

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	116	210,323
Iridium Communications, Inc.*	3,091	123,176
John Wiley & Sons, Inc. Cl A	1,020	53,254
New York Times Co. Cl A	3,914	192,843
TEGNA, Inc.	5,180	102,150
Telephone & Data Systems, Inc.	2,317	45,182
TripAdvisor, Inc.*	2,307	78,092
World Wrestling Entertainment, Inc. Cl A	1,058	59,523
Yelp, Inc. Cl A*	1,621	60,366

		924,909

CONSUMER DISCRETIONARY (14.9%)
Adient PLC*	2,208	91,522
American Eagle Outfitters, Inc.	3,575	92,235
AutoNation, Inc.*	1,024	124,682
Boyd Gaming Corp.*	1,919	121,396
Brunswick Corp.	1,816	173,010
Callaway Golf Co.*	2,745	75,844
Capri Hldgs. Ltd.*	3,562	172,436
Carter’s, Inc.	1,031	100,254
Choice Hotels International, Inc.	768	97,052
Churchill Downs, Inc.	813	195,185
Columbia Sportswear Co.	819	78,493
Cracker Barrel Old Country Store, Inc.	556	77,751
Crocs, Inc.*	1,462	209,768
Dana, Inc.	3,402	75,661
Deckers Outdoor Corp.*	649	233,770
Dick’s Sporting Goods, Inc.	1,536	183,967
Five Below, Inc.*	1,313	232,152
Foot Locker, Inc.	2,111	96,388
Fox Factory Hldg. Corp.*	987	142,661
GameStop Corp. Cl A*	1,457	255,660
Gentex Corp.	5,599	184,655
Goodyear Tire & Rubber Co.*	6,583	116,519
Graham Hldgs. Co. Cl B	95	55,970
Grand Canyon Education, Inc.*	1,059	93,150
H&R Block, Inc.	4,172	104,300
Harley-Davidson, Inc.	3,606	132,016
Helen of Troy Ltd.*	565	126,944
Jack in the Box, Inc.	508	49,444
KB Home	2,108	82,043
Kohl’s Corp.	3,661	172,397
Lear Corp.	1,399	218,916
Lithia Motors, Inc. Cl A	709	224,781
Marriott Vacations Worldwide Corp.	1,001	157,487
Mattel, Inc.*	8,177	151,765
Murphy USA, Inc.	558	93,331
Nordstrom, Inc.*	2,606	68,929
Ollie’s Bargain Outlet Hldgs., Inc.*	1,422	85,718
Papa John’s International, Inc.	763	96,893
Polaris, Inc.	1,335	159,746
RH*	399	266,097
Scientific Games Corp.*	2,257	187,489
Service Corp. International	3,927	236,641
Six Flags Entertainment Corp.*	1,810	76,925
Skechers U.S.A., Inc. Cl A*	3,161	133,141
Taylor Morrison Home Corp. Cl A*	2,936	75,690
Tempur Sealy International, Inc.	4,603	213,625
Texas Roadhouse, Inc. Cl A	1,636	149,416

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Thor Industries, Inc.	1,298	159,343
Toll Brothers, Inc.	2,717	150,223
TopBuild Corp.*	772	158,113
Travel + Leisure Co.	2,022	110,260
Tri Pointe Homes, Inc.*	2,666	56,039
Urban Outfitters, Inc.*	1,544	45,841
Victoria’s Secret & Co.*	1,760	97,258
Visteon Corp.*	656	61,920
Wendy’s Co.	4,175	90,514
Williams-Sonoma, Inc.	1,761	312,278
Wingstop, Inc.	697	114,259
Wyndham Hotels & Resorts, Inc.	2,192	169,201
YETI Hldgs., Inc.*	2,048	175,493

		8,244,657

CONSUMER STAPLES (3.4%)
BJ’s Wholesale Club Hldgs., Inc.*	3,214	176,513
Boston Beer Co., Inc. Cl A*	220	112,145
Casey’s General Stores, Inc.	868	163,575
Coty, Inc. Cl A*	7,838	61,607
Darling Ingredients, Inc.*	3,798	273,076
Energizer Hldgs., Inc.	1,473	57,521
Flowers Foods, Inc.	4,663	110,187
Grocery Outlet Hldg. Corp.*	2,046	44,132
Hain Celestial Group, Inc.*	1,962	83,934
Ingredion, Inc.	1,571	139,835
Lancaster Colony Corp.	464	78,328
Nu Skin Enterprises, Inc. Cl A	1,175	47,552
Performance Food Group Co.*	3,601	167,302
Pilgrim’s Pride Corp.*	1,143	33,238
Post Hldgs., Inc.*	1,374	151,360
Sanderson Farms, Inc.	497	93,535
Sprouts Farmers Market, Inc.*	2,676	62,003
Tootsie Roll Industries, Inc.	409	12,446

		1,868,289

ENERGY (2.5%)
Antero Midstream Corp.	7,607	79,265
ChampionX Corp.*	4,729	105,740
Cimarex Energy Co.	2,409	210,065
CNX Resources Corp.*	5,105	64,425
DT Midstream, Inc.	2,269	104,919
EQT Corp.*	7,084	144,939
Equitrans Midstream Corp.	9,525	96,583
HollyFrontier Corp.	3,504	116,088
Murphy Oil Corp.	3,403	84,973
NOV, Inc.*	9,154	120,009
Targa Resources Corp.	5,358	263,667

		1,390,673

FINANCIALS (15.4%)
Affiliated Managers Group, Inc.	966	145,953
Alleghany Corp.*	325	202,933
American Financial Group, Inc.	1,549	194,911
Associated Banc-Corp.	3,585	76,791
BancorpSouth Bank	2,544	75,760
Bank of Hawaii Corp.	949	77,979
Bank OZK	2,854	122,665
Brighthouse Financial, Inc.*	1,947	88,063
Cathay General Bancorp	1,831	75,785
CIT Group, Inc.	2,323	120,680
CNO Financial Group, Inc.	2,995	70,502
Commerce Bancshares, Inc.	2,490	173,503
Cullen/Frost Bankers, Inc.	1,328	157,527
East West Bancorp, Inc.	3,325	257,820

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Essent Group Ltd.	2,622	115,394
Evercore, Inc. Cl A	930	124,313
FactSet Research Systems, Inc.	886	349,775
Federated Hermes, Inc. Cl B	2,286	74,295
First American Financial Corp.	2,576	172,721
First Financial Bankshares, Inc.	3,002	137,942
First Horizon Corp.	12,872	209,685
FirstCash, Inc.	948	82,950
FNB Corp.	7,488	87,010
Fulton Financial Corp.	3,821	58,385
Glacier Bancorp, Inc.	2,537	140,423
Hancock Whitney Corp.	2,036	95,936
Hanover Insurance Group, Inc.	837	108,492
Home BancShares, Inc.	3,537	83,226
Interactive Brokers Group, Inc. Cl A	2,046	127,548
International Bancshares Corp.	1,248	51,967
iShares Core S&P Mid-Cap ETF	1,481	389,607
Janus Henderson Group PLC	4,038	166,890
Jefferies Financial Group, Inc.	4,630	171,912
Kemper Corp.	1,401	93,573
Kinsale Capital Group, Inc.	503	81,335
LendingTree, Inc.*	268	37,474
Mercury General Corp.	623	34,682
MGIC Investment Corp.	7,953	118,977
Navient Corp.	3,932	77,578
New York Community Bancorp, Inc.	10,895	140,219
Old Republic International Corp.	6,663	154,115
PacWest Bancorp	2,746	124,449
Pinnacle Financial Partners, Inc.	1,784	167,839
Primerica, Inc.	925	142,108
PROG Hldgs., Inc.	1,558	65,452
Prosperity Bancshares, Inc.	2,178	154,921
Reinsurance Group of America, Inc.	1,594	177,348
RenaissanceRe Hldgs. Ltd.	1,104	153,898
RLI Corp.	933	93,552
SEI Investments Co.	2,513	149,021
Selective Insurance Group, Inc.	1,409	106,422
Signature Bank	1,420	386,638
SLM Corp.	7,165	126,104
Sterling Bancorp	4,516	112,719
Stifel Financial Corp.	2,455	166,842
Synovus Financial Corp.	3,432	150,630
Texas Capital Bancshares, Inc.*	1,186	71,184
UMB Financial Corp.	1,009	97,580
Umpqua Hldgs. Corp.	5,158	104,449
United Bankshares, Inc.	3,028	110,159
Unum Group	4,789	120,012
Valley National Bancorp	9,525	126,778
Washington Federal, Inc.	1,593	54,656
Webster Financial Corp.	2,123	115,619
Wintrust Financial Corp.	1,337	107,455

		8,513,131

HEALTH CARE (10.5%)
Acadia Healthcare Co., Inc.*	2,106	134,321
Amedisys, Inc.*	765	114,062
Arrowhead Pharmaceuticals, Inc.*	2,443	152,517
Chemed Corp.	369	171,629
Emergent BioSolutions, Inc.*	1,119	56,028
Encompass Health Corp.	2,332	174,993
Envista Hldgs. Corp.*	3,779	158,000
Exelixis, Inc.*	7,382	156,056
Globus Medical, Inc. Cl A*	1,834	140,521

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Haemonetics Corp.*	1,195	84,355
Halozyme Therapeutics, Inc.*	3,335	135,668
HealthEquity, Inc.*	1,954	126,541
Hill-Rom Hldgs., Inc.	1,543	231,450
ICU Medical, Inc.*	467	108,988
Integra LifeSciences Hldgs. Corp.*	1,704	116,690
Jazz Pharmaceuticals PLC*	1,432	186,461
LHC Group, Inc.*	743	116,584
LivaNova PLC*	1,246	98,671
Masimo Corp.*	1,187	321,333
Medpace Hldgs., Inc.*	671	127,007
Molina Healthcare, Inc.*	1,369	371,423
Nektar Therapeutics Cl A*	4,307	77,354
Neogen Corp.*	2,519	109,400
Neurocrine Biosciences, Inc.*	2,218	212,728
NuVasive, Inc.*	1,211	72,478
Option Care Health, Inc.*	3,244	78,699
Patterson Cos., Inc.	2,021	60,913
Penumbra, Inc.*	805	214,533
Perrigo Co. PLC	3,133	148,285
Progyny, Inc.*	1,612	90,272
Quidel Corp.*	888	125,341
R1 RCM, Inc.*	3,136	69,023
Repligen Corp.*	1,199	346,499
STAAR Surgical Co.*	1,110	142,668
Syneos Health, Inc. Cl A*	2,424	212,052
Tandem Diabetes Care, Inc.*	1,476	176,205
Tenet Healthcare Corp.*	2,509	166,698
United Therapeutics Corp.*	1,052	194,178

		5,780,624

INDUSTRIALS (17.9%)
Acuity Brands, Inc.	837	145,111
AECOM*	3,376	213,194
AGCO Corp.	1,449	177,546
ASGN, Inc.*	1,240	140,294
Avis Budget Group, Inc.*	1,107	128,977
Axon Enterprise, Inc.*	1,538	269,181
Brink’s Co.	1,167	73,871
Builders FirstSource, Inc.*	4,855	251,198
CACI International, Inc. Cl A*	552	144,679
Carlisle Cos., Inc.	1,222	242,921
Clean Harbors, Inc.*	1,173	121,839
Colfax Corp.*	3,035	139,306
Crane Co.	1,168	110,738
Curtiss-Wright Corp.	959	121,007
Donaldson Co., Inc.	2,943	168,958
Dycom Industries, Inc.*	722	51,435
EMCOR Group, Inc.	1,260	145,379
EnerSys	997	74,217
Flowserve Corp.	3,053	105,848
Fluor Corp.*	3,313	52,909
FTI Consulting, Inc.*	803	108,164
GATX Corp.	832	74,514
Graco, Inc.	3,978	278,341
GXO Logistics, Inc.*	2,310	181,196
Herman Miller, Inc.	1,764	66,432
Hexcel Corp.*	1,965	116,701
Hubbell, Inc. Cl B	1,275	230,354
IAA, Inc.*	3,158	172,332
Insperity, Inc.	842	93,243
ITT, Inc.	2,018	173,225
JetBlue Airways Corp.*	7,452	113,941

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

KAR Auction Svcs., Inc.*	2,794	45,794
KBR, Inc.	3,299	129,981
Kennametal, Inc.	1,960	67,091
Kirby Corp.*	1,409	67,576
Knight-Swift Transportation Hldgs., Inc. Cl A	3,888	198,871
Landstar System, Inc.	897	141,565
Lennox International, Inc.	802	235,924
Lincoln Electric Hldgs., Inc.	1,392	179,276
ManpowerGroup, Inc.	1,271	137,624
MasTec, Inc.*	1,340	115,615
Mercury Systems, Inc.*	1,316	62,405
Middleby Corp.*	1,304	222,345
MSA Safety, Inc.	854	124,428
MSC Industrial Direct Co., Inc. Cl A	1,101	88,289
Nordson Corp.	1,267	301,736
nVent Electric PLC	3,940	127,380
Oshkosh Corp.	1,609	164,713
Owens Corning	2,417	206,653
Regal Beloit Corp.	954	143,424
Ryder System, Inc.	1,261	104,297
Saia, Inc.*	618	147,103
Science Applications International Corp.	1,358	116,190
Simpson Manufacturing Co., Inc.	1,018	108,895
Stericycle, Inc.*	2,153	146,339
Sunrun, Inc.*	4,825	212,300
Terex Corp.	1,636	68,876
Tetra Tech, Inc.	1,267	189,214
Timken Co.	1,626	106,373
Toro Co.	2,509	244,402
Trex Co., Inc.*	2,703	275,517
Trinity Industries, Inc.	1,955	53,117
Univar Solutions, Inc.*	4,004	95,375
Valmont Industries, Inc.	498	117,090
Watsco, Inc.	773	204,551
Werner Enterprises, Inc.	1,448	64,103
Woodward, Inc.	1,490	168,668
XPO Logistics, Inc.*	2,310	183,830

		9,853,981

INFORMATION TECHNOLOGY (14.0%)
ACI Worldwide, Inc.*	2,753	84,600
Alliance Data Systems Corp.	1,166	117,638
Amkor Technology, Inc.	2,348	58,583
Arrow Electronics, Inc.*	1,683	188,984
Aspen Technology, Inc.*	1,591	195,375
Avnet, Inc.	2,332	86,214
Belden, Inc.	1,051	61,231
Blackbaud, Inc.*	985	69,295
Brooks Automation, Inc.	1,741	178,191
CDK Global, Inc.	2,853	121,395
Cerence, Inc.*	891	85,634
Ciena Corp.*	3,627	186,247
Cirrus Logic, Inc.*	1,350	111,173
CMC Materials, Inc.	685	84,413
Cognex Corp.	4,141	332,191
Coherent, Inc.*	575	143,802
CommVault Systems, Inc.*	1,076	81,034
Concentrix Corp.*	1,003	177,531
Cree, Inc.*	2,706	218,455
Digital Turbine, Inc.*	2,048	140,800
Envestnet, Inc.*	1,278	102,547
Fair Isaac Corp.*	666	265,021
First Solar, Inc.*	2,316	221,085

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Genpact Ltd.	4,047	192,273
II-VI, Inc.*	2,458	145,907
J2 Global, Inc.*	1,129	154,244
Jabil, Inc.	3,416	199,392
Lattice Semiconductor Corp.*	3,196	206,621
Littelfuse, Inc.	577	157,677
LiveRamp Hldgs., Inc.*	1,591	75,143
Lumentum Hldgs., Inc.*	1,779	148,618
Manhattan Associates, Inc.*	1,486	227,403
Maximus, Inc.	1,441	119,891
Mimecast Ltd.*	1,432	91,075
MKS Instruments, Inc.	1,300	196,183
National Instruments Corp.	3,116	122,241
NCR Corp.*	3,079	119,342
NetScout Systems, Inc.*	1,735	46,758
Paylocity Hldg. Corp.*	921	258,248
Qualys, Inc.*	785	87,363
Sabre Corp.*	7,557	89,475
Sailpoint Technologies Hldgs., Inc.*	2,177	93,350
Semtech Corp.*	1,521	118,592
Silicon Laboratories, Inc.*	952	133,432
SolarEdge Technologies, Inc.*	1,224	324,629
Synaptics, Inc.*	825	148,277
SYNNEX Corp.	974	101,393
Teradata Corp.*	2,556	146,587
Universal Display Corp.	1,015	173,524
ViaSat, Inc.*	1,718	94,610
Vishay Intertechnology, Inc.	3,109	62,460
Vontier Corp.	3,959	133,022
WEX, Inc.*	1,050	184,947
Xerox Hldgs. Corp.	3,220	64,947

		7,729,063

MATERIALS (5.8%)
AptarGroup, Inc.	1,546	184,515
Ashland Global Hldgs., Inc.	1,323	117,906
Avient Corp.	2,140	99,189
Cabot Corp.	1,330	66,659
Chemours Co.	3,870	112,462
Cleveland-Cliffs, Inc.*	10,656	211,095
Commercial Metals Co.	2,825	86,049
Compass Minerals International, Inc.	798	51,391
Eagle Materials, Inc.	982	128,799
Greif, Inc. Cl A	622	40,181
Ingevity Corp.*	926	66,088
Louisiana-Pacific Corp.	2,232	136,978
Minerals Technologies, Inc.	788	55,034
NewMarket Corp.	170	57,591
Olin Corp.	3,383	163,230
Reliance Steel & Aluminum Co.	1,488	211,921
Royal Gold, Inc.	1,538	146,864
RPM International, Inc.	3,041	236,134
Scotts Miracle-Gro Co.	955	139,774
Sensient Technologies Corp.	988	89,987
Silgan Hldgs., Inc.	1,966	75,416
Sonoco Products Co.	2,305	137,332
Steel Dynamics, Inc.	4,543	265,675
United States Steel Corp.	6,329	139,048
Valvoline, Inc.	4,237	132,110
Worthington Industries, Inc.	777	40,948

		3,192,376

REAL ESTATE (9.6%)
American Campus Communities, Inc.	3,259	157,898

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Apartment Income REIT Corp.	3,679	179,572
Brixmor Property Group, Inc.	6,960	153,886
Camden Property Trust	2,356	347,439
CoreSite Realty Corp.	1,035	143,389
Corporate Office Properties Trust	2,632	71,011
Cousins Properties, Inc.	3,485	129,956
CyrusOne, Inc.	2,905	224,876
Douglas Emmett, Inc.	4,111	129,949
EastGroup Properties, Inc.	946	157,632
EPR Properties	1,753	86,563
First Industrial Realty Trust, Inc.	3,026	157,594
Healthcare Realty Trust, Inc.	3,409	101,520
Highwoods Properties, Inc.	2,443	107,150
Hudson Pacific Properties, Inc.	3,571	93,810
JBG SMITH Properties	2,720	80,539
Jones Lang LaSalle, Inc.*	1,188	294,731
Kilroy Realty Corp.	2,456	162,612
Lamar Advertising Co. Cl A	2,032	230,530
Life Storage, Inc.	1,834	210,433
Macerich Co.	4,991	83,400
Medical Properties Trust, Inc.	13,956	280,097
National Retail Properties, Inc.	4,115	177,727
National Storage Affiliates Trust	1,911	100,882
Omega Healthcare Investors, Inc.	5,597	167,686
Park Hotels & Resorts, Inc.*	5,542	106,074
Pebblebrook Hotel Trust	3,079	69,000
Physicians Realty Trust	5,093	89,739
PotlatchDeltic Corp.	1,571	81,032
PS Business Parks, Inc.	471	73,824
Rayonier, Inc.	3,310	118,101
Rexford Industrial Realty, Inc.	3,226	183,075
Sabra Health Care REIT, Inc.	5,172	76,132
SL Green Realty Corp.	1,574	111,502
Spirit Realty Capital, Inc.	2,790	128,452
STORE Capital Corp.	5,730	183,532
Urban Edge Properties	2,580	47,240

		5,298,585

UTILITIES (3.2%)
ALLETE, Inc.	1,225	72,912
Black Hills Corp.	1,487	93,324
Essential Utilities, Inc.	5,240	241,459
Hawaiian Electric Industries, Inc.	2,561	104,565
IDACORP, Inc.	1,184	122,402
MDU Resources Group, Inc.	4,743	140,725
National Fuel Gas Co.	2,136	112,183
New Jersey Resources Corp.	2,259	78,636
NorthWestern Corp.	1,207	69,161
OGE Energy Corp.	4,690	154,582
ONE Gas, Inc.	1,254	79,466
PNM Resources, Inc.	2,012	99,554
Southwest Gas Hldgs., Inc.	1,384	92,562
Spire, Inc.	1,211	74,089
UGI Corp.	4,900	208,838

		1,744,458

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,005,274) 98.9%		54,540,746

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.04	10/07/21	75,000	74,999

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $74,999) 0.2%	74,999

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.8%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/21	437,828	437,828

TOTAL TEMPORARY CASH INVESTMENT (Cost: $437,828) 0.8%				437,828

TOTAL INVESTMENTS (Cost: $46,518,101) 99.9%				55,053,573

OTHER NET ASSETS 0.1%				81,426

NET ASSETS 100.0%				$55,134,999

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
UNITED STATES (98.7%)
FINANCIALS (98.7%)
iShares Core MSCI EAFE ETF	32,073	2,381,420
iShares Core MSCI Emerging Markets ETF	11,580	715,181
iShares Core MSCI Europe ETF	5,908	331,203
iShares Core MSCI Pacific ETF	2,624	175,703
iShares MSCI EAFE ETF	67,608	5,274,100
iShares MSCI EAFE Growth ETF	10,224	1,088,550
iShares MSCI EAFE Value ETF	19,885	1,011,152
Vanguard FTSE Developed Markets ETF	31,378	1,584,275
Vanguard FTSE Emerging Markets ETF	14,205	710,392
Vanguard FTSE Europe ETF	6,577	431,517
Vanguard FTSE Pacific ETF	8,572	694,675

		14,398,168

TOTAL COMMON STOCKS (Cost: $12,636,730) 98.7%		14,398,168

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
FRANCE (1.1%)
BNP Paribas, Paris Time Deposit	0.01	10/01/21	164,111	164,111

TOTAL TEMPORARY CASH INVESTMENT (Cost: $164,111) 1.1%				164,111

TOTAL INVESTMENTS (Cost: $12,800,841) 99.8%				14,562,279

OTHER NET ASSETS 0.2%				32,158

NET ASSETS 100.0%				$14,594,437

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (48.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	350,000	302,517
U.S. Treasury Bond	AA+	1.88	02/15/41	100,000	97,812
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	429,398
U.S. Treasury Note	AA+	0.50	04/30/27	700,000	677,305
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	431,877
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	482,891
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	186,055
U.S. Treasury Note	AA+	0.75	05/31/26	150,000	148,740
U.S. Treasury Note	AA+	0.88	06/30/26	100,000	99,648
U.S. Treasury Note	AA+	1.13	02/15/31	550,000	532,726
U.S. Treasury Note	AA+	1.38	09/30/23	600,000	613,008
U.S. Treasury Note	AA+	1.50	08/15/26	625,000	640,723
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	251,661
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	850,846
U.S. Treasury Note	AA+	1.63	09/30/26	380,000	391,816
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	713,149
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	713,658
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	554,125
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	590,391
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	577,242
U.S. Treasury Note	AA+	2.50	02/28/26	450,000	481,623

					9,767,211

U.S. GOVERNMENT AGENCIES (29.4%)
NON-MORTGAGE-BACKED OBLIGATIONS (29.4%)
FHLB	AA+	0.25	06/03/22	500,000	500,555
FHLB	AA+	0.50	04/14/25	840,000	835,033
FHLB	AA+	2.13	06/10/22	700,000	709,954
FHLMC	AA+	0.25	06/26/23	1,500,000	1,500,000
FHLMC	AA+	1.50	02/12/25	400,000	411,524
FNMA	AA+	0.50	06/17/25	1,500,000	1,490,920
FNMA	AA+	0.50	11/07/25	100,000	98,705
FNMA	AA+	0.63	04/22/25	400,000	399,207

					5,945,898

CORPORATE DEBT (20.7%)
COMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	51,340
Comcast Corp.	A-	2.35	01/15/27	100,000	104,886

					156,226

CONSUMER DISCRETIONARY (2.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	39,858
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,096
Brunswick Corp.	BBB-	0.85	08/18/24	50,000	50,005
Dollar General Corp.	BBB	3.25	04/15/23	30,000	31,105
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	60,115
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	20,516
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	38,353
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	56,367
NVR, Inc.	BBB+	3.95	09/15/22	55,000	56,336
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	71,214
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	75,579

					509,544

CONSUMER STAPLES (1.1%)
Kellogg Co.	BBB	2.65	12/01/23	55,000	57,493
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	84,216

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Kroger Co.	BBB	2.95	11/01/21	55,000	55,040
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,463

					222,212

FINANCIALS (8.3%)
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	56,794
Allstate Corp.	A-	0.75	12/15/25	100,000	98,767
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	59,373
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	70,461
Bank of America Corp.	A-	3.37	01/23/26	30,000	32,053
Block Financial LLC	BBB	5.50	11/01/22	70,000	71,917
Citigroup, Inc.	BBB+	2.90	12/08/21	100,000	100,255
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	21,804
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	75,249
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	76,648
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	72,524
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	75,310
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	57,298
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	59,616
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	43,491
Legg Mason, Inc.	A	3.95	07/15/24	55,000	59,704
Lincoln National Corp.	A-	4.00	09/01/23	55,000	58,635
Morgan Stanley	BBB+	3.13	01/23/23	70,000	72,449
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	71,638
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	57,738
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	56,100
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	59,849
Synchrony Financial	BBB-	3.70	08/04/26	40,000	43,404
Unum Group	BBB	4.00	03/15/24	95,000	101,815
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	60,370
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	56,047

					1,669,309

HEALTH CARE (2.5%)
AbbVie, Inc.	BBB+	2.85	05/14/23	70,000	72,418
Aetna, Inc.	BBB	2.80	06/15/23	70,000	72,468
Anthem, Inc.	A	2.88	09/15/29	70,000	73,687
Anthem, Inc.	A	3.13	05/15/22	55,000	55,945
CVS Health Corp.	BBB	3.38	08/12/24	15,000	16,006
CVS Health Corp.	BBB	3.88	07/20/25	40,000	43,792
Humana, Inc.	BBB+	3.85	10/01/24	70,000	75,743
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	38,507
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	55,513

					504,079

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	35,000	37,054
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	56,307
General Dynamics Corp.	A-	3.25	04/01/25	35,000	37,567
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	56,073
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	56,946

					243,947

INFORMATION TECHNOLOGY (1.9%)
Apple, Inc.	AA+	2.05	09/11/26	15,000	15,609
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	26,117
Intel Corp.	A+	3.40	03/25/25	75,000	81,051
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	57,190
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	101,504
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	102,300

					383,771

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

MATERIALS (0.3%)
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	5,000	5,016
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	56,581

					61,597

REAL ESTATE (1.6%)
Boston Properties LP	BBB+	3.80	02/01/24	80,000	85,004
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	73,080
Diversified Healthcare Trust	BB-	4.75	05/01/24	15,000	15,450
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	41,342
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	52,937
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	21,803
Service Properties Trust	BB-	5.00	08/15/22	35,000	35,219

					324,835

UTILITIES (0.5%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	25,000	25,434
Southern Co.	BBB+	3.25	07/01/26	70,000	75,325

					100,759

TOTAL CORPORATE DEBT					4,176,279

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,792,038) 98.5%					19,889,388

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				1,392	8,073
Superior Energy Svcs., Inc.*				928	23,381	††
Valaris Ltd.*				245	8,546

					40,000

TOTAL COMMON STOCKS (Cost: $134,334) 0.2%					40,000

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.9%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/21	172,456	172,456

TOTAL TEMPORARY CASH INVESTMENT (Cost: $172,456) 0.9%				172,456

TOTAL INVESTMENTS (Cost: $20,098,828) 99.6%				20,101,844

OTHER NET ASSETS 0.4%				83,174

NET ASSETS 100.0%				$20,185,018

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (48.8%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	1,231,679
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	946,602
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	224,570
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	635,156
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	238,358
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	707,755
U.S. Treasury Note	AA+	0.50	04/30/27	2,000,000	1,935,156
U.S. Treasury Note	AA+	0.63	03/31/27	350,000	341,537
U.S. Treasury Note	AA+	0.63	05/15/30	775,000	723,353
U.S. Treasury Note	AA+	1.13	08/31/28	150,000	148,219
U.S. Treasury Note	AA+	1.25	05/31/28	1,025,000	1,023,519
U.S. Treasury Note	AA+	1.25	06/30/28	550,000	548,840
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	352,228
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,064,349
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,652,734
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,132,103
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,181,832
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,139,377
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	920,946
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	95,499
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	398,718
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	381,387
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	373,211
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	169,347
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	161,213
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	153,033

					17,880,721

U.S. GOVERNMENT AGENCIES (30.9%)
MORTGAGE-BACKED OBLIGATIONS (30.9%)
FHLMC	AA+	2.00	11/01/40	282,382	286,309
FHLMC	AA+	2.00	11/01/50	122,602	122,679
FHLMC	AA+	2.00	11/01/50	92,323	92,641
FHLMC	AA+	2.00	11/01/50	95,281	95,609
FHLMC	AA+	2.00	12/01/50	94,470	95,443
FHLMC	AA+	2.00	02/01/51	184,746	186,986
FHLMC	AA+	2.50	12/01/27	17,418	18,216
FHLMC	AA+	2.50	06/01/35	33,674	35,150
FHLMC	AA+	2.50	10/01/49	78,179	80,886
FHLMC	AA+	2.50	11/01/50	270,387	280,821
FHLMC	AA+	2.50	04/01/51	196,265	202,537
FHLMC	AA+	3.00	02/01/32	39,366	41,822
FHLMC	AA+	3.00	11/01/42	9,174	9,495
FHLMC	AA+	3.00	03/01/43	22,656	24,402
FHLMC	AA+	3.00	04/01/43	22,334	24,060
FHLMC	AA+	3.00	04/01/43	144,040	155,330
FHLMC	AA+	3.00	04/01/43	147,733	157,660
FHLMC	AA+	3.00	09/15/43	13,100	13,242
FHLMC	AA+	3.00	04/15/45	11,012	11,128
FHLMC	AA+	3.00	09/01/46	53,919	58,052
FHLMC	AA+	3.00	09/01/46	30,897	32,460
FHLMC	AA+	3.00	11/01/46	12,626	13,012
FHLMC	AA+	3.00	05/01/49	75,634	79,385
FHLMC	AA+	3.00	11/01/49	64,733	68,305
FHLMC	AA+	3.00	11/01/49	53,365	56,133
FHLMC	AA+	3.50	02/01/35	45,727	49,253
FHLMC	AA+	3.50	02/01/36	27,078	29,168
FHLMC	AA+	3.50	11/01/39	62,845	66,802
FHLMC	AA+	3.50	01/01/41	42,300	45,788

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FHLMC	AA+	3.50	06/01/43	25,557	27,480
FHLMC	AA+	3.50	01/01/44	145,270	157,644
FHLMC	AA+	3.50	05/15/44	1,575	1,579
FHLMC	AA+	3.50	11/01/45	39,864	42,919
FHLMC	AA+	3.50	08/01/47	88,038	93,760
FHLMC	AA+	3.50	12/01/47	32,398	34,471
FHLMC	AA+	4.00	02/01/25	26,904	28,504
FHLMC	AA+	4.00	05/01/25	20,887	22,139
FHLMC	AA+	4.00	01/01/38	31,435	34,966
FHLMC	AA+	4.00	01/15/40	100,000	104,308
FHLMC	AA+	4.00	10/01/44	37,907	41,763
FHLMC	AA+	4.00	05/01/47	20,122	21,724
FHLMC	AA+	4.50	08/15/35	17,464	19,237
FHLMC	AA+	4.50	05/01/48	13,086	14,210
FHLMC	AA+	4.50	05/01/48	24,253	26,369
FHLMC	AA+	5.00	02/01/26	19,236	21,113
FHLMC Strip	AA+	3.00	01/15/43	38,277	39,562
FHLMC Strip	AA+	3.50	10/15/47	19,103	20,234
FNMA	AA+	1.83	09/01/51	499,203	506,731
FNMA	AA+	2.00	03/01/35	150,601	155,370
FNMA	AA+	2.00	11/01/35	174,067	179,414
FNMA	AA+	2.00	11/01/35	186,552	192,283
FNMA	AA+	2.00	02/01/36	96,808	99,782
FNMA	AA+	2.00	08/01/40	156,896	158,205
FNMA	AA+	2.00	03/01/41	475,716	482,341
FNMA	AA+	2.00	10/01/50	95,286	95,821
FNMA	AA+	2.00	10/01/50	89,677	89,986
FNMA	AA+	2.00	10/01/50	206,097	207,676
FNMA	AA+	2.00	08/01/51	174,673	175,328
FNMA	AA+	2.25	01/01/28	24,379	25,250
FNMA	AA+	2.50	02/01/33	24,087	24,914
FNMA	AA+	2.50	05/01/35	46,234	48,271
FNMA	AA+	2.50	10/01/35	129,159	135,588
FNMA	AA+	2.50	05/01/46	98,847	102,276
FNMA	AA+	2.50	10/01/50	97,824	101,450
FNMA	AA+	2.50	01/01/51	684,318	709,262
FNMA	AA+	2.50	04/01/51	198,281	204,862
FNMA	AA+	2.50	04/01/51	181,135	186,999
FNMA	AA+	2.50	08/01/51	286,637	296,537
FNMA	AA+	2.50	08/01/51	299,444	310,203
FNMA	AA+	2.68	12/01/26	75,000	78,586
FNMA	AA+	3.00	09/01/33	28,274	30,214
FNMA	AA+	3.00	03/01/36	25,109	26,619
FNMA	AA+	3.00	04/25/42	24,870	25,253
FNMA	AA+	3.00	12/01/42	7,584	7,844
FNMA	AA+	3.00	02/01/45	21,405	23,268
FNMA	AA+	3.00	03/01/45	4,236	4,377
FNMA	AA+	3.00	01/01/47	14,672	15,125
FNMA	AA+	3.00	12/01/47	12,629	13,265
FNMA	AA+	3.00	03/01/50	119,587	127,639
FNMA	AA+	3.50	07/01/34	35,213	37,936
FNMA	AA+	3.50	10/01/34	28,654	30,492
FNMA	AA+	3.50	01/01/43	12,863	13,903
FNMA	AA+	3.50	08/01/43	23,399	25,463
FNMA	AA+	3.50	08/01/43	50,115	54,165
FNMA	AA+	3.50	08/01/44	33,656	35,189
FNMA	AA+	3.50	04/01/45	78,919	85,514
FNMA	AA+	3.50	05/01/45	54,614	59,097
FNMA	AA+	3.50	10/01/45	68,952	74,687
FNMA	AA+	3.50	02/01/46	49,202	53,147
FNMA	AA+	3.50	02/01/46	22,559	24,247

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FNMA	AA+	3.50	09/01/47	80,547	87,271
FNMA	AA+	3.50	11/01/47	145,862	155,438
FNMA	AA+	3.50	04/01/48	11,849	12,510
FNMA	AA+	3.50	08/01/49	73,788	78,378
FNMA	AA+	3.50	02/01/50	29,081	31,356
FNMA	AA+	3.53	01/01/26	100,000	105,710
FNMA	AA+	4.00	07/25/26	21,219	21,526
FNMA	AA+	4.00	01/01/31	45,447	49,019
FNMA	AA+	4.00	10/01/36	15,149	16,581
FNMA	AA+	4.00	05/01/43	79,378	87,412
FNMA	AA+	4.00	01/01/44	113,162	124,624
FNMA	AA+	4.00	11/01/45	21,387	23,158
FNMA	AA+	4.00	02/01/47	34,388	37,646
FNMA	AA+	4.00	04/01/49	211,978	227,331
FNMA	AA+	4.00	02/01/50	40,040	42,876
FNMA	AA+	4.00	03/01/50	136,326	148,471
FNMA	AA+	4.00	07/01/56	23,846	26,742
FNMA	AA+	4.50	05/01/30	109,855	119,851
FNMA	AA+	4.50	12/01/39	52,856	58,606
FNMA	AA+	4.50	07/01/40	78,612	85,042
FNMA	AA+	4.50	07/01/42	102,347	114,612
FNMA	AA+	4.50	04/01/44	23,325	25,821
FNMA	AA+	4.50	11/01/47	39,256	43,124
FNMA	AA+	4.50	11/01/47	28,151	31,090
FNMA	AA+	4.50	11/01/47	30,407	33,447
FNMA	AA+	4.50	02/01/49	19,209	20,824
FNMA	AA+	5.00	10/01/25	34,508	37,884
FNMA	AA+	5.00	08/01/37	53,620	60,769
FNMA	AA+	5.50	09/01/25	31,942	35,650
FNMA	AA+	5.50	05/01/38	54,138	62,394
FNMA	AA+	6.00	03/01/36	10,900	11,888
FNMA	AA+	6.00	04/01/37	11,865	13,289
FNMA	AA+	6.00	12/01/37	23,899	28,238
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	32,062	32,330
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	20,955	22,121
GNMA(3)	AA+	3.00	07/16/36	36,071	37,574
GNMA(3)	AA+	3.00	01/15/46	54,948	60,238
GNMA(3)	AA+	3.00	03/15/46	72,114	79,063
GNMA(3)	AA+	3.00	07/15/46	94,006	103,067
GNMA(3)	AA+	3.00	02/20/47	29,395	31,013
GNMA(3)	AA+	3.50	02/20/42	14,093	14,681
GNMA(3)	AA+	3.50	07/15/42	26,879	29,005
GNMA(3)	AA+	3.50	03/20/45	35,276	37,552
GNMA(3)	AA+	3.50	05/20/45	42,696	46,520
GNMA(3)	AA+	4.00	04/15/24	45,858	48,518
GNMA(3)	AA+	4.00	01/20/41	18,968	20,564
GNMA(3)	AA+	4.00	08/15/41	15,581	17,312
GNMA(3)	AA+	4.00	12/15/41	27,666	30,734
GNMA(3)	AA+	4.00	08/20/42	11,554	12,486
GNMA(3)	AA+	4.50	10/15/40	38,010	44,037
GNMA(3)	AA+	5.00	06/20/39	15,568	17,430
GNMA(3)	AA+	5.50	01/15/36	58,848	65,679

					11,327,837

CORPORATE DEBT (19.1%)
COMMUNICATION SERVICES (0.2%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	87,278

CONSUMER DISCRETIONARY (3.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	79,716
Amazon.com, Inc.	AA	5.20	12/03/25	105,000	122,085
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	42,741

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,145
Brinker International, Inc.	B	3.88	05/15/23	85,000	87,720
Brunswick Corp.	BBB-	2.40	08/18/31	90,000	87,019
Dollar General Corp.	BBB	3.25	04/15/23	85,000	88,131
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	114,765
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	41,032
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	40,322
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	32,874
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	66,616
Mattel, Inc.	B+	3.15	03/15/23	40,000	40,700
NVR, Inc.	BBB+	3.95	09/15/22	85,000	87,064
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	71,579
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	54,026
Travel + Leisure Co.	BB-	3.90	03/01/23	85,000	87,125
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	43,298

					1,201,958

CONSUMER STAPLES (0.8%)
Kroger Co.	BBB	2.95	11/01/21	100,000	100,072
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	44,542
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	66,205
Sysco Corp.	BBB	3.75	10/01/25	75,000	82,097

					292,916

ENERGY (0.5%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	57,853
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	113,224

					171,077

FINANCIALS (6.3%)
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	41,305
Allstate Corp.	A-	0.75	12/15/25	175,000	172,842
American Express Co.	BBB	3.63	12/05/24	105,000	113,874
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	114,295
Bank of America Corp.	A-	3.37	01/23/26	60,000	64,106
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	114,425
Block Financial LLC	BBB	5.25	10/01/25	65,000	73,271
Block Financial LLC	BBB	5.50	11/01/22	45,000	46,232
Citigroup, Inc.	BBB+	2.90	12/08/21	75,000	75,191
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	114,035
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	75,000	81,765
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	112,874
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	74,520
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	114,164
Kemper Corp.	BBB	4.35	02/15/25	40,000	43,435
Lincoln National Corp.	A-	4.00	09/01/23	85,000	90,617
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	87,265
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	116,259
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,067
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	21,506
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	107,100
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	32,645
Synchrony Financial	BBB-	3.70	08/04/26	55,000	59,681
Unum Group	BBB	4.00	03/15/24	155,000	166,119
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	115,252
Wells Fargo & Co.	BBB	3.45	02/13/23	85,000	88,463
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	21,300
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	40,762

					2,323,370

HEALTH CARE (1.8%)
Anthem, Inc.	A	2.88	09/15/29	135,000	142,110
Anthem, Inc.	A	3.30	01/15/23	75,000	77,707
Biogen, Inc.	A-	4.05	09/15/25	50,000	55,174
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	42,673

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Humana, Inc.	BBB+	3.85	10/01/24	65,000	70,333
Owens & Minor, Inc.	BB-	4.38	12/15/24	60,000	63,600
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	16,183
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	71,513
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	105,979

					645,272

INDUSTRIALS (1.3%)
Deere & Co.	A	2.75	04/15/25	125,000	132,336
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	87,020
General Dynamics Corp.	A-	3.25	04/01/25	65,000	69,767
Hexcel Corp.	BB+	4.95	08/15/25	80,000	88,619
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	115,662

					493,404

INFORMATION TECHNOLOGY (2.4%)
Apple, Inc.	AA+	2.05	09/11/26	50,000	52,030
Applied Materials, Inc.	A	3.90	10/01/25	105,000	116,321
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	21,556
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	26,093
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,233
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	88,798
Intel Corp.	A+	3.40	03/25/25	100,000	108,069
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	116,059
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	21,775
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	186,982
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	125,000	127,875

					870,791

MATERIALS (1.4%)
Carpenter Technology Corp.	BB+	4.45	03/01/23	75,000	77,647
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	85,000	85,266
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	42,821
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	116,248
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	87,444
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,431
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	65,214

					495,071

REAL ESTATE (0.9%)
Boston Properties LP	BBB+	3.85	02/01/23	65,000	67,401
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	85,314
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,851
Service Properties Trust	BB-	5.00	08/15/22	95,000	95,594

					336,160

UTILITIES (0.2%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	20,000	20,348
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	44,570

					64,918

TOTAL CORPORATE DEBT					6,982,215

TOTAL LONG-TERM DEBT SECURITIES (Cost: $36,150,047) 98.8%					36,190,773

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				2,262	13,120
Superior Energy Svcs. Inc.*				1,470	37,037	††
Valaris Ltd.*				380	13,255

					63,412

TOTAL COMMON STOCKS (Cost: $212,509) 0.2%					63,412

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit	0.01	10/01/21	497,138	497,138

TOTAL TEMPORARY CASH INVESTMENT (Cost: $497,138) 1.4%				497,138

TOTAL INVESTMENTS (Cost: $36,859,694) 100.4%				36,751,323

OTHER NET ASSETS -0.4%				(134,942)

NET ASSETS 100.0%				$36,616,381

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.0%)	176,425	2,708,131
Equity Index Portfolio (30.2%)	46,025	3,024,333
International Portfolio (5.7%)	53,909	567,657
Mid-Cap Equity Index Portfolio (5.8%)	19,851	581,846
Mid-Term Bond Portfolio (31.2%)	282,327	3,128,185

TOTAL INVESTMENTS (Cost: $9,111,952) 99.9%		10,010,152

OTHER NET ASSETS 0.1%		5,736

NET ASSETS 100.0%		$10,015,888

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.0%)	285,828	4,387,454
Equity Index Portfolio (39.8%)	132,627	8,714,923
International Portfolio (10.4%)	215,951	2,273,968
Mid-Cap Equity Index Portfolio (17.6%)	131,046	3,840,945
Mid-Term Bond Portfolio (12.2%)	241,586	2,676,768

TOTAL INVESTMENTS (Cost: $18,894,585) 100.0%		21,894,058

OTHER NET ASSETS 0.0% (2)		3,256

NET ASSETS 100.0%		$21,897,314

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.8%)	48,978	751,812
Equity Index Portfolio (37.0%)	26,800	1,760,999
International Portfolio (14.5%)	65,486	689,566
Mid-Cap Equity Index Portfolio (20.9%)	34,054	998,117
Small Cap Growth Portfolio (6.4%)	13,489	303,770
Small Cap Value Portfolio (5.2%)	14,012	246,900

TOTAL INVESTMENTS (Cost: $3,952,673) 99.8%		4,751,164

OTHER NET ASSETS 0.2%		7,260

NET ASSETS 100.0%		$4,758,424

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.2%)	112,475	1,726,494
Equity Index Portfolio (22.8%)	18,054	1,186,316
Mid-Cap Equity Index Portfolio (6.0%)	10,710	313,915
Mid-Term Bond Portfolio (26.9%)	126,510	1,401,733
Money Market Portfolio (11.0%)	46,433	572,056

TOTAL INVESTMENTS (Cost: $5,103,193) 99.9%		5,200,514

OTHER NET ASSETS 0.1%		6,714

NET ASSETS 100.0%		$5,207,228

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.3%)	138,458	2,125,326
Equity Index Portfolio (23.1%)	22,460	1,475,856
International Portfolio (5.6%)	33,880	356,753
Mid-Cap Equity Index Portfolio (5.8%)	12,592	369,075
Mid-Term Bond Portfolio (23.9%)	137,627	1,524,904
Money Market Portfolio (8.2%)	42,535	524,033

TOTAL INVESTMENTS (Cost: $5,824,065) 99.9%		6,375,947

OTHER NET ASSETS 0.1%		6,495

NET ASSETS 100.0%		$6,382,442

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (31.4%)	332,223	5,099,618
Equity Index Portfolio (24.8%)	61,299	4,027,934
International Portfolio (8.7%)	134,491	1,416,189
Mid-Cap Equity Index Portfolio (8.4%)	46,806	1,371,883
Mid-Term Bond Portfolio (20.3%)	297,767	3,299,257
Money Market Portfolio (3.7%)	48,966	603,256
Small Cap Growth Portfolio (1.3%)	9,600	216,194
Small Cap Value Portfolio (1.4%)	13,078	230,442

TOTAL INVESTMENTS (Cost: $14,524,511) 100.0%		16,264,773

OTHER NET ASSETS 0.0% (2)		3,918

NET ASSETS 100.0%		$16,268,691

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.3%)	408,203	6,265,917
Equity Index Portfolio (29.1%)	105,565	6,936,663
International Portfolio (10.4%)	236,718	2,492,638
Mid-Cap Equity Index Portfolio (12.3%)	100,553	2,947,212
Mid-Term Bond Portfolio (15.8%)	339,239	3,758,770
Money Market Portfolio (1.0%)	19,035	234,516
Small Cap Growth Portfolio (2.5%)	26,069	587,065
Small Cap Value Portfolio (2.6%)	35,265	621,367

TOTAL INVESTMENTS (Cost: $20,803,846) 100.0%		23,844,148

OTHER NET ASSETS 0.0% (2)		4,912

NET ASSETS 100.0%		$23,849,060

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.6%)	187,399	2,876,575
Equity Index Portfolio (35.2%)	78,701	5,171,414
International Portfolio (13.1%)	182,333	1,919,964
Mid-Cap Equity Index Portfolio (15.8%)	79,213	2,321,743
Mid-Term Bond Portfolio (7.8%)	104,218	1,154,730
Money Market Portfolio (1.1%)	13,164	162,180
Small Cap Equity Index Portfolio (0.4%)	4,709	61,454
Small Cap Growth Portfolio (3.4%)	22,102	497,741
Small Cap Value Portfolio (3.6%)	29,837	525,722

TOTAL INVESTMENTS (Cost: $12,585,701) 100.0%		14,691,523

OTHER NET ASSETS 0.0% (2)		6,259

NET ASSETS 100.0%		$14,697,782

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (21.8%)	110,572	1,697,285
Equity Index Portfolio (37.5%)	44,442	2,920,260
International Portfolio (15.2%)	112,743	1,187,187
Mid-Cap Equity Index Portfolio (17.1%)	45,603	1,336,617
Small Cap Equity Index Portfolio (1.2%)	7,008	91,456
Small Cap Growth Portfolio (3.7%)	12,747	287,061
Small Cap Value Portfolio (3.4%)	14,900	262,533

TOTAL INVESTMENTS (Cost: $6,621,403) 99.9%		7,782,399

OTHER NET ASSETS 0.1%		6,470

NET ASSETS 100.0%		$7,788,869

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.5%)	65,239	1,001,416
Equity Index Portfolio (41.7%)	46,885	3,080,814
International Portfolio (17.9%)	126,000	1,326,778
Mid-Cap Equity Index Portfolio (17.7%)	44,570	1,306,352
Small Cap Equity Index Portfolio (2.3%)	12,784	166,829
Small Cap Growth Portfolio (3.6%)	11,897	267,910
Small Cap Value Portfolio (3.2%)	13,358	235,363

TOTAL INVESTMENTS (Cost: $6,297,203) 99.9%		7,385,462

OTHER NET ASSETS 0.1%		6,647

NET ASSETS 100.0%		$7,392,109

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.8%)	25,261	387,753
Equity Index Portfolio (42.3%)	23,118	1,519,114
International Portfolio (18.6%)	63,224	665,750
Mid-Cap Equity Index Portfolio (17.1%)	20,991	615,236
Small Cap Equity Index Portfolio (1.7%)	4,651	60,691
Small Cap Growth Portfolio (4.9%)	7,812	175,923
Small Cap Value Portfolio (4.4%)	8,952	157,732

TOTAL INVESTMENTS (Cost: $3,017,684) 99.8%		3,582,199

OTHER NET ASSETS 0.2%		7,446

NET ASSETS 100.0%		$3,589,645

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.3%)	23,030	353,514
Equity Index Portfolio (41.1%)	23,731	1,559,333
International Portfolio (19.4%)	69,873	735,761
Mid-Cap Equity Index Portfolio (18.1%)	23,419	686,410
Small Cap Equity Index Portfolio (2.6%)	7,748	101,110
Small Cap Growth Portfolio (4.8%)	8,126	183,006
Small Cap Value Portfolio (4.5%)	9,656	170,133

TOTAL INVESTMENTS (Cost: $3,228,044) 99.8%		3,789,267

OTHER NET ASSETS 0.2%		7,424

NET ASSETS 100.0%		$3,796,691

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.3%)	4,462	68,490
Equity Index Portfolio (40.1%)	5,022	329,964
International Portfolio (19.0%)	14,804	155,891
Mid-Cap Equity Index Portfolio (18.9%)	5,301	155,363
Small Cap Equity Index Portfolio (1.9%)	1,207	15,751
Small Cap Growth Portfolio (5.5%)	2,019	45,469
Small Cap Value Portfolio (5.3%)	2,475	43,612

TOTAL INVESTMENTS (Cost: $719,050) 99.0%		814,540

OTHER NET ASSETS 1.0%		7,873

NET ASSETS 100.0%		$822,413

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.5%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (6.3%)	1,692	25,965
Equity Index Portfolio (38.7%)	2,433	159,863
International Portfolio (19.4%)	7,634	80,387
Mid-Cap Equity Index Portfolio (19.6%)	2,761	80,925
Small Cap Equity Index Portfolio (3.2%)	1,012	13,210
Small Cap Growth Portfolio (5.8%)	1,060	23,868
Small Cap Value Portfolio (5.5%)	1,282	22,587

TOTAL INVESTMENTS (Cost: $348,185) 98.5%		406,805

OTHER NET ASSETS 1.5%		6,318

NET ASSETS 100.0%		$413,123

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*Non-income producing security.

**Ratings as per Standard & Poor’s Corporation (unaudited).

†Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$2,349,847	29.2%
MID-TERM BOND PORTFOLIO	$21,804	0.1%
BOND PORTFOLIO	$81,765	0.2%

††	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of September 30, 2021, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	5	E-mini S&P 500 Stock Index	P	December 2021	$1,074,438	$(37,750)	0.9%
MID-CAP EQUITY INDEX PORTFOLIO	2	E-mini S&P MidCap 400 Stock Index	P	December 2021	$526,640	$(9,160)	1.0%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of September 30, 2021, management determined that the fair value inputs for all equity securities were considered Level 1, with exception of two securities in the Small Cap Equity Index, Mid-Term Bond and Bond Portfolios (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2.

Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2021. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of September 30, 2021:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock - Indexed	$111,903,870	-	-		$111,903,870
Short-Term Debt Securities	-	99,999	-		$99,999
Warrants	$4,373	-	-		$4,373
Temporary Cash Investment	-	$1,102,788	-		$1,102,788

	$111,908,243	$1,202,787	-		$113,111,030

All America Portfolio
Common Stock - Indexed	$9,823,010	-	-		$9,823,010
Common Stock - Active	$6,446,841	-	-		$6,446,841
Temporary Cash Investment	-	$146,316	-		$146,316

	$16,269,851	$146,316	-		$16,416,167

Small Cap Value Portfolio
Common Stock	$14,699,632	-	-		$14,699,632
Temporary Cash Investment	-	$439,379	-		$439,379

	$14,699,632	$439,379	-		$15,139,011

Small Cap Growth Portfolio
Common Stock	$15,169,923	-	-		$15,169,923
Temporary Cash Investment	-	$285,395	-		$285,395

	$15,169,923	$285,395	-		$15,455,318

Small Cap Equity Index Portfolio
Common Stock - Indexed	$7,309,703	-	$-	(b)	$7,309,703
Warrants	$117	-	-		$117

	$7,309,820	-	-		$7,309,820

Mid Cap Value Portfolio
Common Stock	$2,672,659	-	-		$2,672,659
Temporary Cash Investment	-	$86,050	-		$86,050

	$2,672,659	$86,050	-		$2,758,709

Mid-Cap Equity Index Portfolio
Common Stock - Indexed	54,540,746	-	-		$54,540,746
Short-Term Debt Securities	-	74,999	-		$74,999
Temporary Cash Investment	-	437,828	-		$437,828

	$54,540,746	$512,827	-		$55,053,573

International Portfolio
Common Stock
United States	$14,398,168	-	-		$14,398,168
Temporary Cash Investment
France	-	$164,111	-		$164,111

	$14,398,168	$164,111	-		$14,562,279

Retirement Income Portfolio
Common Stock	$5,200,514	-	-		$5,200,514

2015 Retirement Portfolio
Common Stock	$6,375,947	-	-		$6,375,947

2020 Retirement Portfolio
Common Stock	$16,264,773	-	-		$16,264,773

2025 Retirement Portfolio
Common Stock	$23,844,148	-	-		$23,844,148

2030 Retirement Portfolio
Common Stock	$14,691,523	-	-		$14,691,523

2035 Retirement Portfolio
Common Stock	$7,782,399	-	-		$7,782,399

2040 Retirement Portfolio
Common Stock	$7,385,462	-	-		$7,385,462

2045 Retirement Portfolio
Common Stock	$3,582,199	-	-		$3,582,199

2050 Retirement Portfolio
Common Stock	$3,789,267	-	-		$3,789,267

2055 Retirement Portfolio
Common Stock	$814,540	-	-		$814,540

2060 Retirement Portfolio
Common Stock	$406,805	-	-		$406,805

Conservative Allocation Portfolio
Common Stock	$10,010,152	-	-		$10,010,152

Moderate Allocation Portfolio
Common Stock	$21,894,058	-	-		$21,894,058

Aggressive Allocation Portfolio
Common Stock	$4,751,164	-	-		$4,751,164

Money Market Portfolio
U.S. Government Debt	-	$3,884,859	-		$3,884,859
U.S. Government Agency Short-Term Debt	-	$864,983	-		$864,983
Commercial Paper	-	$3,249,786	-		$3,249,786
Temporary Cash Investment	-	$50,616	-		$50,616

	-	$8,050,244	-		$8,050,244

Mid-Term Bond Portfolio
U.S. Government Debt	-	$9,767,211	-		$9,767,211
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,945,898	-		$5,945,898
Long-Term Corporate Debt	-	$4,176,279	-		$4,176,279
Common Stock	$16,619	-	$23,381	(b)	$40,000
Temporary Cash Investment	-	$172,456	-		$172,456

	$16,619	$20,061,844	$23,381		$20,101,844

Bond Portfolio
U.S. Government Debt	-	$17,880,721	-		$17,880,721
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$11,327,837	-		$11,327,837
Long-Term Corporate Debt	-	$6,982,215	-		$6,982,215
Common Stock	$26,375	-	$37,037	(b)	$63,412
Temporary Cash Investment	-	$497,138	-		$497,138

	$26,375	$36,687,911	-		$36,751,323
Other Financial Instruments:*
Equity Index Portfolio	$(37,750)	-	-		$(37,750)
Mid-Cap Equity Index Portfolio	$(9,160)	-	-		$(9,160)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2021

	Balance December 31, 2020	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2021(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2021
Small Cap Equity Index Portfolio - Indexed Common Stock	-	-	-	-	-	-	$-	(d)	-
Mid-Term Bond Portfolio - Common Stock	-	($31,956)	$55,337	-	-	-	$23,381	(e)	($31,956)
Bond Portfolio - Common Stock	-	($50,580)	$87,617	-	-	-	$37,037	(f)	($50,580)

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(e)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $23,381 fair value.
(f)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $37,037 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the

Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset funds which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of September 30, 2021 and for the nine months ended September 30, 2021:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(37,750)	$(9,160)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio

Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$9,111	$(1,835)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(37,750)	$(9,160)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in affiliated investment companies during the period ended September 30, 2021 were as follows:

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2021	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$873,980	$944,662	$1,740	$(26,431)	$(67,457)	$1,726,494	$-	$-
Equity Index Portfolio	675,294	451,947	11,129	96,470	(48,524)	1,186,316	-	-
Mid-Cap Equity Index Portfolio	184,314	112,985	2,453	24,561	(10,398)	313,915	-	-
Mid-Term Bond Portfolio	878,914	586,180	1,783	(12,300)	(52,844)	1,401,733	-	-
Money Market Portfolio	438,477	338,960	142,793	(143,190)	(204,984)	572,056	-	-

Total	$3,050,979	$2,434,734	$159,898	$(60,890)	$(384,207)	$5,200,514	$-	$-

2015 Retirement Portfolio
Bond Portfolio	$1,758,992	$563,250	$4,106	$(43,349)	$(157,673)	$2,125,326	$-	$-
Equity Index Portfolio	1,500,521	73,931	63,211	153,113	(314,920)	1,475,856	-	-
International Portfolio	340,119	16,802	3,036	20,854	(24,058)	356,753	-	-
Mid-Cap Equity Index Portfolio	591,457	23,332	77,489	12,401	(335,604)	369,075	-	-
Mid-Term Bond Portfolio	1,476,059	175,130	3,817	(18,936)	(111,166)	1,524,904	-	-
Money Market Portfolio	589,005	33,605	(21)	(440)	(98,116)	524,033	-	-

Total	$6,256,153	$886,050	$151,638	$123,643	$(1,041,537)	$6,375,947	$-	$-

2020 Retirement Portfolio
Bond Portfolio	$4,279,056	$1,557,325	$14,284	$(112,672)	$(638,375)	$5,099,618	$-	$-
Equity Index Portfolio	4,443,783	222,929	249,313	369,551	(1,257,642)	4,027,934	-	-
International Portfolio	1,419,442	74,621	21,192	77,342	(176,408)	1,416,189	-	-
Mid-Cap Equity Index Portfolio	1,921,586	83,019	204,987	80,449	(918,158)	1,371,883	-	-
Mid-Term Bond Portfolio	3,385,310	469,310	17,161	(52,608)	(519,916)	3,299,257	-	-
Money Market Portfolio	767,432	46,636	(8)	(550)	(210,254)	603,256	-	-
Small Cap Growth Portfolio	209,841	14,455	8,287	7,834	(24,223)	216,194	-	-
Small Cap Value Portfolio	198,989	14,454	3,298	37,922	(24,221)	230,442	-	-

Total	$16,625,439	$2,482,749	$518,514	$407,268	$(3,769,197)	$16,264,773	$-	$-

2025 Retirement Portfolio
Bond Portfolio	$5,252,937	$1,648,022	$17,578	$(132,158)	$(520,462)	$6,265,917	$-	$-
Equity Index Portfolio	6,574,508	690,662	262,374	715,982	(1,306,863)	6,936,663	-	-
International Portfolio	2,261,346	248,710	21,580	137,465	(176,463)	2,492,638	-	-
Mid-Cap Equity Index Portfolio	2,934,965	298,452	147,912	280,336	(714,453)	2,947,212	-	-
Mid-Term Bond Portfolio	3,518,974	525,277	9,621	(44,645)	(250,457)	3,758,770	-	-
Money Market Portfolio	-	276,500	-	-	(41,984)	234,516	-	-
Small Cap Growth Portfolio	533,240	49,741	11,338	28,038	(35,292)	587,065	-	-
Small Cap Value Portfolio	503,782	49,741	3,167	99,969	(35,292)	621,367	-	-

Total	$21,579,752	$3,787,105	$473,570	$1,084,987	$(3,081,266)	$23,844,148	$-	$-

2030 Retirement Portfolio
Bond Portfolio	$2,421,199	$615,686	$3,222	$(59,008)	$(104,524)	$2,876,575	$-	$-
Equity Index Portfolio	4,031,407	696,541	44,773	599,461	(200,768)	5,171,414	-	-
International Portfolio	1,460,841	403,289	6,936	100,014	(51,116)	1,919,964	-	-
Mid-Cap Equity Index Portfolio	2,105,768	322,610	87,895	222,504	(417,034)	2,321,743	-	-
Mid-Term Bond Portfolio	1,059,034	135,534	1,051	(11,653)	(29,236)	1,154,730	-	-
Money Market Portfolio	-	175,540	-	-	(13,360)	162,180	-	-
Small Cap Equity Index Portfolio	-	65,108	(16)	(966)	(2,672)	61,454	-	-
Small Cap Growth Portfolio	427,843	48,213	3,321	28,471	(10,107)	497,741	-	-
Small Cap Value Portfolio	403,133	48,213	1,186	83,296	(10,106)	525,722	-	-

Total	$11,909,225	$2,510,734	$148,368	$962,119	$(838,923)	$14,691,523	$-	$-

2035 Retirement Portfolio
Bond Portfolio	$1,193,953	$646,876	$2,486	$(33,087)	$(112,943)	$1,697,285	$-	$-
Equity Index Portfolio	2,113,708	642,210	35,487	308,202	(179,347)	2,920,260	-	-
International Portfolio	902,444	294,172	8,778	54,312	(72,519)	1,187,187	-	-
Mid-Cap Equity Index Portfolio	1,174,607	270,527	62,701	115,527	(286,745)	1,336,617	-	-
Small Cap Equity Index Portfolio	66,764	16,279	1,589	11,659	(4,835)	91,456	-	-
Small Cap Growth Portfolio	281,955	53,873	22,813	(2,784)	(68,796)	287,061	-	-
Small Cap Value Portfolio	270,511	53,870	18,012	38,936	(118,796)	262,533	-	-

Total	$6,003,942	$1,977,807	$151,866	$492,765	$(843,981)	$7,782,399	$-	$-

2040 Retirement Portfolio
Bond Portfolio	$710,055	$355,806	$1,856	$(15,394)	$(50,907)	$1,001,416	$-	$-
Equity Index Portfolio	1,813,768	1,090,146	26,529	275,451	(125,080)	3,080,814	-	-
International Portfolio	928,362	382,219	6,935	62,437	(53,175)	1,326,778	-	-
Mid-Cap Equity Index Portfolio	1,167,249	371,839	92,306	83,194	(408,236)	1,306,352	-	-
Small Cap Equity Index Portfolio	113,362	37,532	6,255	15,765	(6,085)	166,829	-	-
Small Cap Growth Portfolio	241,884	69,500	19,859	(2,757)	(60,576)	267,910	-	-
Small Cap Value Portfolio	229,529	69,500	16,491	30,417	(110,574)	235,363	-	-

Total	$5,204,209	$2,376,542	$170,231	$449,113	$(814,633)	$7,385,462	$-	$-

2045 Retirement Portfolio
Bond Portfolio	$333,653	$78,148	$368	$(8,030)	$(16,386)	$387,753	$-	$-
Equity Index Portfolio	967,115	448,110	12,594	147,055	(55,760)	1,519,114	-	-
International Portfolio	496,554	150,477	3,088	36,307	(20,676)	665,750	-	-
Mid-Cap Equity Index Portfolio	625,223	109,947	51,523	49,045	(220,502)	615,236	-	-
Small Cap Equity Index Portfolio	60,449	9,344	31,651	(19,461)	(21,292)	60,691	-	-
Small Cap Growth Portfolio	162,641	26,090	8,175	3,754	(24,737)	175,923	-	-
Small Cap Value Portfolio	153,087	26,090	8,565	24,729	(54,739)	157,732	-	-

Total	$2,798,722	$848,206	$115,964	$233,399	$(414,092)	$3,582,199	$-	$-

2050 Retirement Portfolio
Bond Portfolio	$298,975	$71,278	$236	$(7,183)	$(9,792)	$353,514	$-	$-
Equity Index Portfolio	979,518	469,097	8,877	141,931	(40,090)	1,559,333	-	-
International Portfolio	547,344	162,859	2,260	38,299	(15,001)	735,761	-	-
Mid-Cap Equity Index Portfolio	681,180	115,169	50,132	55,001	(215,072)	686,410	-	-
Small Cap Equity Index Portfolio	95,068	13,941	83,587	(64,791)	(26,695)	101,110	-	-
Small Cap Growth Portfolio	168,135	25,823	7,739	4,582	(23,273)	183,006	-	-
Small Cap Value Portfolio	158,993	25,820	7,530	26,063	(48,273)	170,133	-	-

Total	$2,929,213	$883,987	$160,361	$193,902	$(378,196)	$3,789,267	$-	$-

2055 Retirement Portfolio
Bond Portfolio	$38,145	$33,668	$81	$(658)	$(2,746)	$68,490	$-	$-
Equity Index Portfolio	149,776	170,623	3,853	24,171	(18,459)	329,964	-	-
International Portfolio	83,748	70,663	764	6,011	(5,295)	155,891	-	-
Mid-Cap Equity Index Portfolio	104,380	71,999	8,722	7,582	(37,320)	155,363	-	-
Small Cap Equity Index Portfolio	14,544	8,719	3,457	(592)	(10,377)	15,751	-	-
Small Cap Growth Portfolio	31,007	19,510	2,436	(95)	(7,389)	45,469	-	-
Small Cap Value Portfolio	29,458	19,510	1,743	4,294	(11,393)	43,612	-	-

Total	$451,058	$394,692	$21,056	$40,713	$(92,979)	$814,540	$-	$-

2060 Retirement Portfolio
Bond Portfolio	$19,339	$12,393	$236	$(535)	$(5,468)	$25,965	$-	$-
Equity Index Portfolio	92,514	81,952	4,703	11,423	(30,729)	159,863	-	-
International Portfolio	56,122	33,358	1,273	3,253	(13,619)	80,387	-	-
Mid-Cap Equity Index Portfolio	69,014	36,163	6,458	3,821	(34,531)	80,925	-	-
Small Cap Equity Index Portfolio	12,423	6,266	2,261	(109)	(7,631)	13,210	-	-
Small Cap Growth Portfolio	19,962	9,466	2,306	(834)	(7,032)	23,868	-	-
Small Cap Value Portfolio	18,590	9,456	776	2,795	(9,030)	22,587	-	-

Total	$287,964	$189,054	$18,013	$19,814	$(108,040)	$406,805	$-	$-

Conservative Allocation Portfolio
Bond Portfolio	$2,807,511	$593,288	$13,629	$(80,170)	$(626,127)	$2,708,131	$-	$-
Equity Index Portfolio	2,645,091	494,400	112,587	301,718	(529,463)	3,024,333	-	-
International Portfolio	534,638	98,881	14,256	24,236	(104,354)	567,657	-	-
Mid-Cap Equity Index Portfolio	508,221	98,880	23,708	55,391	(104,354)	581,846	-	-
Mid-Term Bond Portfolio	3,200,283	692,169	23,241	(57,024)	(730,484)	3,128,185	-	-

Total	$9,695,744	$1,977,618	$187,421	$244,151	$(2,094,782)	$10,010,152	$-	$-

Moderate Allocation Portfolio
Bond Portfolio	$5,308,688	$1,216,266	$43,666	$(168,338)	$(2,012,828)	$4,387,454	$-	$-
Equity Index Portfolio	8,552,203	1,702,770	622,905	663,298	(2,826,253)	8,714,923	-	-
International Portfolio	2,419,767	486,506	112,555	60,271	(805,131)	2,273,968	-	-
Mid-Cap Equity Index Portfolio	3,734,728	729,759	296,417	287,737	(1,207,696)	3,840,945	-	-
Mid-Term Bond Portfolio	3,186,591	729,759	39,186	(71,072)	(1,207,696)	2,676,768	-	-

Total	$23,201,977	$4,865,060	$1,114,729	$771,896	$(8,059,604)	$21,894,058	$-	$-

Aggressive Allocation Portfolio
Bond Portfolio	$690,171	$203,758	$3,716	$(18,469)	$(127,364)	$751,812	$-	$-
Equity Index Portfolio	1,400,251	356,580	57,422	177,617	(230,871)	1,760,999	-	-
International Portfolio	588,521	152,819	14,975	28,774	(95,523)	689,566	-	-
Mid-Cap Equity Index Portfolio	795,501	203,759	31,270	94,952	(127,365)	998,117	-	-
Small Cap Growth Portfolio	263,343	50,938	11,116	10,213	(31,840)	303,770	-	-
Small Cap Value Portfolio	187,956	50,937	5,279	34,568	(31,840)	246,900	-	-

Total	$3,925,743	$1,018,791	$123,778	$327,655	$(644,803)	$4,751,164	$-	$-